Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)

Collateralized Mortgage Obligations — 23.9%
Security		Principal Amount	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
	Series 2182, Class ZC, 7.50%, 9/15/29	$114,599	$131,280
	Series 4273, Class SP, 7.251%, (12.00% - 1 mo. USD LIBOR x 2.67), 11/15/43(1)	516,145	777,662
	Series 4407, Class LN, 5.171%, (9.32% - 1 mo. USD LIBOR x 2.33), 12/15/43(1)	146,022	149,458
	Series 4637, Class CU, 3.00%, 8/15/44	10,983,120	11,277,174
	Series 4677, Class SB, 8.877%, (16.00% - 1 mo. USD LIBOR x 4.00), 4/15/47(1)	1,976,887	2,103,927
	Series 4774, Class QD, 4.50%, 1/15/43	12,646,441	13,216,868
	Series 4914, Class DZ, 4.00%, 9/25/49	4,820,707	4,827,974
Interest Only:(2)
	Series 2631, Class DS, 5.424%, (7.10% - 1 mo. USD LIBOR), 6/15/33(1)	1,982,531	294,023
	Series 2953, Class LS, 5.024%, (6.70% - 1 mo. USD LIBOR), 12/15/34(1)	1,307,167	83,057
	Series 2956, Class SL, 5.324%, (7.00% - 1 mo. USD LIBOR), 6/15/32(1)	1,076,920	219,075
	Series 3114, Class TS, 4.974%, (6.65% - 1 mo. USD LIBOR), 9/15/30(1)	3,449,011	476,476
	Series 3153, Class JI, 4.88%, (6.62% - 1 mo. USD LIBOR), 5/15/36(1)	2,535,459	509,665
	Series 3745, Class SA, 5.074%, (6.75% - 1 mo. USD LIBOR), 3/15/25(1)	476,787	9,892
	Series 3969, Class SB, 4.974%, (6.65% - 1 mo. USD LIBOR), 2/15/30(1)	195,935	1,569
	Series 3973, Class SG, 4.974%, (6.65% - 1 mo. USD LIBOR), 4/15/30(1)	1,161,472	42,929
	Series 4007, Class JI, 4.00%, 2/15/42	2,367,986	331,581
	Series 4050, Class IB, 3.50%, 5/15/41	10,680,422	826,281
	Series 4067, Class JI, 3.50%, 6/15/27	7,154,723	604,971
	Series 4070, Class S, 4.424%, (6.10% - 1 mo. USD LIBOR), 6/15/32(1)	14,220,710	2,273,193
	Series 4095, Class HS, 4.424%, (6.10% - 1 mo. USD LIBOR), 7/15/32(1)	3,870,071	497,422
	Series 4109, Class ES, 4.474%, (6.15% - 1 mo. USD LIBOR), 12/15/41(1)	89,290	19,645
	Series 4109, Class KS, 4.424%, (6.10% - 1 mo. USD LIBOR), 5/15/32(1)	304,738	2,863
	Series 4109, Class SA, 4.524%, (6.20% - 1 mo. USD LIBOR), 9/15/32(1)	5,420,162	912,629
	Series 4149, Class S, 4.574%, (6.25% - 1 mo. USD LIBOR), 1/15/33(1)	3,987,784	645,779
	Series 4163, Class GS, 4.524%, (6.20% - 1 mo. USD LIBOR), 11/15/32(1)	3,131,867	600,405
	Series 4169, Class AS, 4.574%, (6.25% - 1 mo. USD LIBOR), 2/15/33(1)	4,625,028	804,190
	Series 4180, Class GI, 3.50%, 8/15/26	2,902,294	158,464
	Series 4188, Class AI, 3.50%, 4/15/28	5,881,775	434,412
	Series 4189, Class SQ, 4.474%, (6.15% - 1 mo. USD LIBOR), 12/15/42(1)	5,603,728	570,996
	Series 4203, Class QS, 4.574%, (6.25% - 1 mo. USD LIBOR), 5/15/43(1)	3,614,961	514,878
	Series 4212, Class SA, 4.524%, (6.20% - 1 mo. USD LIBOR), 7/15/38(1)	5,112,825	120,328
	Series 4323, Class CI, 4.00%, 3/15/40	5,174,320	190,160
	Series 4332, Class IK, 4.00%, 4/15/44	2,387,699	357,562
	Series 4332, Class KI, 4.00%, 9/15/43	2,111,567	175,915
	Series 4343, Class PI, 4.00%, 5/15/44	5,068,606	765,684
	Series 4370, Class IO, 3.50%, 9/15/41	3,195,901	249,453
	Series 4381, Class SK, 4.474%, (6.15% - 1 mo. USD LIBOR), 6/15/44(1)	5,220,126	808,926
	Series 4388, Class MS, 4.424%, (6.10% - 1 mo. USD LIBOR), 9/15/44(1)	6,239,399	1,169,281
	Series 4408, Class IP, 3.50%, 4/15/44	7,828,251	877,388
	Series 4452, Class SP, 4.524%, (6.20% - 1 mo. USD LIBOR), 10/15/43(1)	9,836,670	899,318
	Series 4497, Class CS, 4.524%, (6.20% - 1 mo. USD LIBOR), 9/15/44(1)	16,852,950	2,522,182
	Series 4507, Class MI, 3.50%, 8/15/44	9,147,154	736,269
	Series 4507, Class SJ, 4.504%, (6.18% - 1 mo. USD LIBOR), 9/15/45(1)	9,668,866	1,874,755
	Series 4520, Class PI, 4.00%, 8/15/45	30,262,923	2,640,682
	Series 4526, Class PI, 3.50%, 1/15/42	5,627,435	357,682
	Series 4528, Class BS, 4.474%, (6.15% - 1 mo. USD LIBOR), 7/15/45(1)	9,083,632	1,542,701
	Series 4629, Class QI, 3.50%, 11/15/46	10,096,634	1,193,339
	Series 4637, Class IP, 3.50%, 4/15/44	4,395,895	347,053
	Series 4644, Class TI, 3.50%, 1/15/45	8,902,766	806,112
	Series 4653, Class PI, 3.50%, 7/15/44	4,209,914	203,056
	Series 4667, Class PI, 3.50%, 5/15/42	19,024,449	1,159,477
	Series 4672, Class LI, 3.50%, 1/15/43	9,142,240	545,313
	Series 4744, Class IO, 4.00%, 11/15/47	7,786,671	1,043,905
	Series 4749, Class IL, 4.00%, 12/15/47	6,125,900	824,930
	Series 4767, Class IM, 4.00%, 5/15/45	11,149,751	702,298
	Series 4768, Class IO, 4.00%, 3/15/48	7,705,167	1,057,179
Principal Only:(3)
	Series 4417, Class KO, 0.00%, 12/15/43	1,562,213	1,269,830
	Series 4478, Class PO, 0.00%, 5/15/45	2,856,418	2,584,822
________________________________________________________________________________________________________
			$70,344,338
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes:
	Series 2018-DNA1, Class M2, 3.461%, (1 mo. USD LIBOR + 1.80%), 7/25/30(4)	$7,694,168	$7,770,110
	Series 2018-DNA2, Class M2, 3.811%, (1 mo. USD LIBOR + 2.15%), 12/25/30(4) (5)	12,000,000	12,209,988
	Series 2018-DNA3, Class M2, 3.761%, (1 mo. USD LIBOR + 2.10%), 9/25/48(4) (5)	5,000,000	5,068,151
	Series 2020-DNA1, Class M2, 3.359%, (1 mo. USD LIBOR + 1.70%), 1/25/50(4) (5)	15,662,637	15,699,598
________________________________________________________________________________________________________
			$40,747,847
________________________________________________________________________________________________________
Federal National Mortgage Association:
	Series G94-7, Class PJ, 7.50%, 5/17/24	$190,498	$206,071
	Series 1994-42, Class K, 6.50%, 4/25/24	119,626	127,994
	Series 2009-62, Class WA, 5.574%, 8/25/39(6)	1,600,434	1,736,789
	Series 2013-6, Class TA, 1.50%, 1/25/43	1,966,775	1,924,569
	Series 2017-66, Class ZJ, 3.00%, 9/25/57	3,730,405	3,726,588
	Series 2017-76, Class Z, 3.00%, 10/25/57	3,503,271	3,473,383
	Series 2019-50, Class NZ, 3.50%, 9/25/49	3,393,161	3,405,331
	Series 2019-52, Class KZ, 3.50%, 9/25/49	3,441,497	3,439,635
	Series 2019-54, Class Z, 3.50%, 9/25/49	6,724,384	6,736,484
	Series 2019-64, Class ZN, 3.50%, 11/25/49	7,759,065	7,781,614
	Series 2019-72, Class AZ, 3.50%, 12/25/49	2,661,290	2,668,334
Interest Only:(2)
	Series 2004-46, Class SI, 4.339%, (6.00% - 1 mo. USD LIBOR), 5/25/34(1)	2,987,178	443,224
	Series 2005-17, Class SA, 5.039%, (6.70% - 1 mo. USD LIBOR), 3/25/35(1)	2,039,005	458,189
	Series 2005-71, Class SA, 5.089%, (6.75% - 1 mo. USD LIBOR), 8/25/25(1)	1,250,708	93,472
	Series 2005-105, Class S, 5.039%, (6.70% - 1 mo. USD LIBOR), 12/25/35(1)	1,741,389	367,551
	Series 2006-44, Class IS, 4.939%, (6.60% - 1 mo. USD LIBOR), 6/25/36(1)	1,488,867	312,629
	Series 2006-65, Class PS, 5.559%, (7.22% - 1 mo. USD LIBOR), 7/25/36(1)	1,494,688	346,383
	Series 2006-96, Class SN, 5.408%, (7.20% - 1 mo. USD LIBOR), 10/25/36(1)	1,902,953	360,342
	Series 2006-104, Class SD, 4.979%, (6.64% - 1 mo. USD LIBOR), 11/25/36(1)	1,485,850	291,731
	Series 2006-104, Class SE, 4.969%, (6.63% - 1 mo. USD LIBOR), 11/25/36(1)	990,566	201,692
	Series 2007-50, Class LS, 4.789%, (6.45% - 1 mo. USD LIBOR), 6/25/37(1)	2,293,990	437,914
	Series 2008-26, Class SA, 4.539%, (6.20% - 1 mo. USD LIBOR), 4/25/38(1)	2,763,324	541,718
	Series 2008-61, Class S, 4.439%, (6.10% - 1 mo. USD LIBOR), 7/25/38(1)	4,719,140	883,761
	Series 2010-99, Class NS, 4.939%, (6.60% - 1 mo. USD LIBOR), 3/25/39(1)	46,971	197
	Series 2010-124, Class SJ, 4.389%, (6.05% - 1 mo. USD LIBOR), 11/25/38(1)	1,320,511	49,617
	Series 2010-135, Class SD, 4.339%, (6.00% - 1 mo. USD LIBOR), 6/25/39(1)	3,457,932	149,610
	Series 2011-101, Class IC, 3.50%, 10/25/26	3,480,154	245,941
	Series 2011-101, Class IE, 3.50%, 10/25/26	2,587,382	183,591
	Series 2011-104, Class IM, 3.50%, 10/25/26	4,471,712	321,954
	Series 2012-24, Class S, 3.839%, (5.50% - 1 mo. USD LIBOR), 5/25/30(1)	1,597,336	61,759
	Series 2012-52, Class DI, 3.50%, 5/25/27	6,909,780	578,810
	Series 2012-56, Class SU, 5.089%, (6.75% - 1 mo. USD LIBOR), 8/25/26(1)	405,260	9,217
	Series 2012-63, Class EI, 3.50%, 8/25/40	7,763,020	299,221
	Series 2012-73, Class MS, 4.389%, (6.05% - 1 mo. USD LIBOR), 5/25/39(1)	4,731,065	156,744
	Series 2012-76, Class GS, 4.389%, (6.05% - 1 mo. USD LIBOR), 9/25/39(1)	3,208,139	128,555
	Series 2012-86, Class CS, 4.439%, (6.10% - 1 mo. USD LIBOR), 4/25/39(1)	2,181,098	80,206
	Series 2012-94, Class KS, 4.989%, (6.65% - 1 mo. USD LIBOR), 5/25/38(1)	10,721,384	909,730
	Series 2012-94, Class SL, 5.039%, (6.70% - 1 mo. USD LIBOR), 5/25/38(1)	8,041,038	688,873
	Series 2012-97, Class PS, 4.489%, (6.15% - 1 mo. USD LIBOR), 3/25/41(1)	9,506,158	1,052,016
	Series 2012-103, Class GS, 4.439%, (6.10% - 1 mo. USD LIBOR), 2/25/40(1)	5,165,377	187,382
	Series 2012-112, Class SB, 4.489%, (6.15% - 1 mo. USD LIBOR), 9/25/40(1)	7,303,606	662,962
	Series 2012-124, Class IO, 1.75%, 11/25/42(6)	7,173,901	347,550
	Series 2012-139, Class LS, 4.369%, (6.15% - 1 mo. USD LIBOR), 12/25/42(1)	6,639,691	1,343,476
	Series 2012-147, Class SA, 4.439%, (6.10% - 1 mo. USD LIBOR), 1/25/43(1)	8,462,237	1,665,477
	Series 2012-150, Class PS, 4.489%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	7,154,769	1,152,542
	Series 2012-150, Class SK, 4.489%, (6.15% - 1 mo. USD LIBOR), 1/25/43(1)	11,035,674	1,731,612
	Series 2013-11, Class IO, 4.00%, 1/25/43	19,509,132	3,070,775
	Series 2013-12, Class SP, 3.989%, (5.65% - 1 mo. USD LIBOR), 11/25/41(1)	3,422,188	265,068
	Series 2013-15, Class DS, 4.539%, (6.20% - 1 mo. USD LIBOR), 3/25/33(1)	8,061,938	1,400,946
	Series 2013-23, Class CS, 4.589%, (6.25% - 1 mo. USD LIBOR), 3/25/33(1)	4,386,748	762,713
	Series 2013-54, Class HS, 4.639%, (6.30% - 1 mo. USD LIBOR), 10/25/41(1)	5,108,994	349,774
	Series 2013-64, Class PS, 4.589%, (6.25% - 1 mo. USD LIBOR), 4/25/43(1)	4,685,196	663,628
	Series 2013-66, Class JI, 3.00%, 7/25/43	9,176,786	1,211,355
	Series 2013-75, Class SC, 4.589%, (6.25% - 1 mo. USD LIBOR), 7/25/42(1)	10,886,687	974,346
	Series 2014-29, Class IG, 3.50%, 6/25/43	2,923,344	200,334
	Series 2014-32, Class EI, 4.00%, 6/25/44	2,733,962	419,406
	Series 2014-41, Class SA, 4.389%, (6.05% - 1 mo. USD LIBOR), 7/25/44(1)	6,104,166	1,437,258
	Series 2014-43, Class PS, 4.439%, (6.10% - 1 mo. USD LIBOR), 3/25/42(1)	5,972,413	1,006,398
	Series 2014-55, Class IN, 3.50%, 7/25/44	8,199,773	988,324
	Series 2014-64, Class BI, 3.50%, 3/25/44	3,116,242	260,293
	Series 2014-67, Class IH, 4.00%, 10/25/44	5,680,174	799,847
	Series 2014-80, Class CI, 3.50%, 12/25/44	4,768,803	576,347
	Series 2014-89, Class IO, 3.50%, 1/25/45	8,036,635	961,216
	Series 2015-6, Class IM, 1.00%, (5.33% - 1 mo. USD LIBOR x 1.33, Cap 1.00%), 6/25/43(1)	23,129,905	1,111,126
	Series 2015-14, Class KI, 3.00%, 3/25/45	10,123,734	1,130,654
	Series 2015-17, Class SA, 4.539%, (6.20% - 1 mo. USD LIBOR), 11/25/43(1)	8,739,715	946,963
	Series 2015-22, Class GI, 3.50%, 4/25/45	4,579,433	558,818
	Series 2015-31, Class SG, 4.439%, (6.10% - 1 mo. USD LIBOR), 5/25/45(1)	12,351,328	2,114,498
	Series 2015-36, Class IL, 3.00%, 6/25/45	5,777,887	676,809
	Series 2015-52, Class MI, 3.50%, 7/25/45	13,070,262	1,630,226
	Series 2015-93, Class BS, 4.489%, (6.15% - 1 mo. USD LIBOR), 8/25/45(1)	9,108,575	1,549,990
	Series 2017-46, Class NI, 3.00%, 8/25/42	11,128,159	815,869
	Series 2018-21, Class IO, 3.00%, 4/25/48	20,858,398	2,384,077
________________________________________________________________________________________________________
			$80,239,498
________________________________________________________________________________________________________
Federal National Mortgage Association Connecticut Avenue Securities:
	Series 2017-C07, Class 1M2, 4.061%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	4,178,340	4,271,468
	Series 2017-C07, Class 1M2C, 4.061%, (1 mo. USD LIBOR + 2.40%), 5/25/30(4)	6,355,664	6,491,970
	Series 2018-C01, Class 1M2, 3.911%, (1 mo. USD LIBOR + 2.25%), 7/25/30(4)	13,000,000	13,275,322
	Series 2018-C03, Class 1M2, 3.811%, (1 mo. USD LIBOR + 2.15%), 10/25/30(4)	5,500,000	5,606,611
________________________________________________________________________________________________________
			$29,645,371
________________________________________________________________________________________________________
Government National Mortgage Association:
	Series 2017-101, Class NS, 5.00%, (20.00% - 1 mo. USD LIBOR x 5.00, Cap 5.00%), 7/20/47(1)	$1,082,519	$1,090,800
	Series 2017-115, Class ZA, 3.00%, 7/20/47	1,623,563	1,613,865
	Series 2019-110, Class ZD, 3.50%, 9/20/49	44,542,834	44,662,885
	Series 2019-117, Class Z, 3.50%, 9/20/49	6,419,512	6,435,715
	Series 2019-123, Class Z, 5.00%, 10/20/49	31,169,236	31,320,994
	Series 2019-158, Class ZJ, 3.50%, 12/20/49	20,018,453	20,073,229
Interest Only:(2)
	Series 2011-48, Class SD, 5.012%, (6.67% - 1 mo. USD LIBOR), 10/20/36(1)	500,630	3,840
	Series 2014-68, Class KI, 1.638%, 10/20/42(6)	7,932,268	278,178
	Series 2017-104, Class SD, 4.542%, (6.20% - 1 mo. USD LIBOR), 7/20/47(1)	13,333,025	2,436,118
	Series 2017-121, Class DS, 2.842%, (4.50% - 1 mo. USD LIBOR), 8/20/47(1)	10,814,507	1,040,204
	Series 2017-137, Class AS, 2.842%, (4.50% - 1 mo. USD LIBOR), 9/20/47(1)	15,876,829	1,499,806
________________________________________________________________________________________________________
			$110,455,634
________________________________________________________________________________________________________
Total Collateralized Mortgage Obligations (identified cost $388,686,691)			$331,432,688
________________________________________________________________________________________________________
Mortgage Pass-Throughs — 0.4%
Security		Principal Amount	Value
________________________________________________________________________________________________________
Federal Home Loan Mortgage Corp.:
2.875%, (COF + 1.25%), with maturity at 2035(7)		$393,019	$398,086
4.41%, (COF + 1.25%), with maturity at 2030(7)		129,260	135,271
7.00%, with various maturities to 2036		1,399,817	1,578,497
8.00%, with maturity at 2026		95,319	101,442
________________________________________________________________________________________________________
			$2,213,296
________________________________________________________________________________________________________
Federal National Mortgage Association:
3.498%, (COF + 1.25%), with maturity at 2035(7)		$258,260	$263,156
4.084%, (COF + 1.77%), with maturity at 2035(7)		894,274	921,827
6.00%, with maturity at 2032		320,251	363,362
6.50%, with maturity at 2036		722,432	814,583
7.00%, with various maturities to 2037		615,018	692,488
8.50%, with maturity at 2032		188,210	220,069
9.50%, with maturity at 2028		96,012	105,473
________________________________________________________________________________________________________
			$3,380,958
________________________________________________________________________________________________________
Total Mortgage Pass-Throughs (identified cost $5,384,520)			$5,594,254
________________________________________________________________________________________________________
Commercial Mortgage-Backed Securities — 1.6%
Security		Principal Amount	Value
________________________________________________________________________________________________________
JPMBB Commercial Mortgage Securities Trust
Series 2014-C22, Class D, 4.706%, 9/15/47(5) (6)		$3,430,000	$3,189,544
Series 2014-C25, Class D, 4.099%, 11/15/47(5) (6)		8,045,000	7,368,864
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2013-C11, Class D, 4.499%, 8/15/46(5) (6)		5,000,000	3,030,771
Series 2016-C32, Class D, 3.396%, 12/15/49(5) (6)		1,699,000	1,450,853
WF-RBS Commercial Mortgage Trust
Series 2014-C24, Class D, 3.692%, 11/15/47(5)		8,000,000	6,767,832
________________________________________________________________________________________________________
Total Commercial Mortgage-Backed Securities (identified cost $24,260,988)			$21,807,864
________________________________________________________________________________________________________
Asset-Backed Securities — 14.8%
Security		Principal Amount	Value
________________________________________________________________________________________________________
Alinea CLO, Ltd.
Series 2018-1A, Class E, 7.819%, (3 mo. USD LIBOR + 6.00%), 7/20/31(4) (5)		$2,000,000	$1,971,415
Allegany Park CLO, Ltd.
Series 2019-1A, Class D, 5.60%, (3 mo. USD LIBOR + 3.70%), 1/20/33(4) (5)		3,700,000	3,731,257
AMMC CLO 15, Ltd.
Series 2014-15A, Class ERR, 8.741%, (3 mo. USD LIBOR + 6.91%), 1/15/32(4) (5)		3,000,000	2,962,501
AMMC CLO XII, Ltd.
Series 2013-12A, Class ER, 8.081%, (3 mo. USD LIBOR + 6.18%), 11/10/30(4) (5)		2,000,000	1,913,651
Ares XL CLO, Ltd.
Series 2016-40A, Class DR, 8.181%, (3 mo. USD LIBOR + 6.35%), 1/15/29(4) (5)		1,000,000	1,001,501
Ares XXXIIR CLO, Ltd.
Series 2014-32RA, Class D, 7.76%, (3 mo. USD LIBOR + 5.85%), 5/15/30(4) (5)		4,000,000	3,907,240
Ares XXXIV CLO, Ltd.
Series 2015-2A, Class F, 8.275%, (3 mo. USD LIBOR + 6.50%), 7/29/26(4) (5)		2,000,000	1,938,021
Ares XXXVR CLO, Ltd.
Series 2015-35RA, Class E, 7.531%, (3 mo. USD LIBOR + 5.70%), 7/15/30(4) (5)		3,000,000	2,948,914
Babson CLO, Ltd.
Series 2016-1A, Class ER, 7.806%, (3 mo. USD LIBOR + 6.00%), 7/23/30(4) (5)		2,000,000	1,793,210
Series 2018-1A, Class D, 7.331%, (3 mo. USD LIBOR + 5.50%), 4/15/31(4) (5)		5,000,000	4,729,560
Bain Capital Credit CLO, Ltd.
Series 2017-2A, Class E, 8.144%, (3 mo. USD LIBOR + 6.35%), 7/25/30(4) (5)		2,250,000	2,230,020
Series 2018-1A, Class E, 7.156%, (3 mo. USD LIBOR + 5.35%), 4/23/31(4) (5)		3,500,000	3,307,201
Barings CLO, Ltd.
Series 2017-1A, Class E, 7.819%, (3 mo. USD LIBOR + 6.00%), 7/18/29(4) (5)		2,900,000	2,893,166
Benefit Street Partners CLO V-B, Ltd.
Series 2018-5BA, Class D, 7.769%, (3 mo. USD LIBOR + 5.95%), 4/20/31(4) (5)		3,000,000	2,905,135
Benefit Street Partners CLO VIII, Ltd.
Series 2015-8A, Class DR, 7.419%, (3 mo. USD LIBOR + 5.60%), 1/20/31(4) (5)		5,000,000	4,783,091
Benefit Street Partners CLO XIV, Ltd.
Series 2018-14A, Class E, 7.169%, (3 mo. USD LIBOR + 5.35%), 4/20/31(4) (5)		3,000,000	2,865,451
Benefit Street Partners CLO XIX, Ltd.
Series 2019-19A, Class D, 5.691%, (3 mo. USD LIBOR + 3.80%), 1/15/33(4) (5)		1,500,000	1,504,083
Benefit Street Partners CLO XVI, Ltd.
Series 2018-16A, Class E, 8.536%, (3 mo. USD LIBOR + 6.70%), 1/17/32(4) (5)		2,000,000	1,993,035
Betony CLO 2, Ltd.
Series 2018-1A, Class D, 7.42%, (3 mo. USD LIBOR + 5.65%), 4/30/31(4) (5)		3,000,000	2,895,908
BlueMountain CLO, Ltd.
Series 2015-3A, Class DR, 7.219%, (3 mo. USD LIBOR + 5.40%), 4/20/31(4) (5)		2,000,000	1,879,617
Series 2016-3A, Class ER, 7.86%, (3 mo. USD LIBOR + 5.95%), 11/15/30(4) (5)		1,000,000	942,081
Series 2018-1A, Class E, 7.72%, (3 mo. USD LIBOR + 5.95%), 7/30/30(4) (5)		750,000	707,240
Canyon Capital CLO, Ltd.
Series 2016-1A, Class ER, 7.581%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4) (5)		4,000,000	3,704,528
Series 2016-2A, Class ER, 7.831%, (3 mo. USD LIBOR + 6.00%), 10/15/31(4) (5)		1,000,000	921,457
Series 2017-1A, Class E, 8.081%, (3 mo. USD LIBOR + 6.25%), 7/15/30(4) (5)		1,000,000	994,578
Series 2018-1A, Class E, 7.581%, (3 mo. USD LIBOR + 5.75%), 7/15/31(4) (5)		2,000,000	1,871,617
Carlyle Global Market Strategies CLO, Ltd.
Series 2012-3A, Class DR2, 8.338%, (3 mo. USD LIBOR + 6.50%), 1/14/32(4) (5)		1,000,000	909,475
Series 2014-3RA, Class D, 7.194%, (3 mo. USD LIBOR + 5.40%), 7/27/31(4) (5)		2,000,000	1,784,909
Series 2014-4RA, Class D, 7.481%, (3 mo. USD LIBOR + 5.65%), 7/15/30(4) (5)		3,000,000	2,632,500
Series 2015-5A, Class DR, 8.519%, (3 mo. USD LIBOR + 6.70%), 1/20/32(4) (5)		3,500,000	3,362,492
Series C17A, Class DR, 7.77%, (3 mo. USD LIBOR + 6.00%), 4/30/31(4) (5)		3,000,000	2,767,693
Cole Park CLO, Ltd.
Series 2015-1A, Class ER, 8.419%, (3 mo. USD LIBOR + 6.60%), 10/20/28(4) (5)		2,000,000	2,001,630
Dryden Senior Loan Fund
Series 2015-40A, Class ER, 7.66%, (3 mo. USD LIBOR + 5.75%), 8/15/31(4) (5)		2,000,000	1,933,541
Series 2016-42A, Class ER, 7.381%, (3 mo. USD LIBOR + 5.55%), 7/15/30(4) (5)		2,000,000	1,916,954
Series 2018-55A, Class E, 7.231%, (3 mo. USD LIBOR + 5.40%), 4/15/31(4) (5)		1,000,000	955,383
Galaxy XXI CLO, Ltd.
Series 2015-21A, Class DR, 4.469%, (3 mo. USD LIBOR + 2.65%), 4/20/31(4) (5)		5,000,000	4,863,725
Series 2015-21A, Class ER, 7.069%, (3 mo. USD LIBOR + 5.25%), 4/20/31(4) (5)		4,000,000	3,828,735
Galaxy XXV CLO, Ltd.
Series 2018-25A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4) (5)		2,000,000	1,933,636
Golub Capital Partners CLO, Ltd.
Series 2015-22A, Class ER, 7.819%, (3 mo. USD LIBOR + 6.00%), 1/20/31(4) (5)		3,000,000	2,708,970
Series 2018-37A, Class E, 7.569%, (3 mo. USD LIBOR + 5.75%), 7/20/30(4) (5)		3,000,000	3,001,371
Highbridge Loan Management, Ltd.
Series 3A-2014, Class DR, 8.319%, (3 mo. USD LIBOR + 6.50%), 7/18/29(4) (5)		2,900,000	2,889,256
ICG US CLO, Ltd.
Series 2018-2A, Class E, 7.552%, (3 mo. USD LIBOR + 5.75%), 7/22/31(4) (5)		1,000,000	920,307
Invitation Homes Trust
Series 2018-SFR1, Class E, 3.669%, (1 mo. USD LIBOR + 2.00%), 3/17/37(4) (5)		4,692,359	4,703,785
Series 2018-SFR2, Class E, 3.676%, (1 mo. USD LIBOR + 2.00%), 6/17/37(4) (5)		15,061,248	15,159,858
Series 2018-SFR3, Class E, 3.669%, (1 mo. USD LIBOR + 2.00%), 7/17/37(4) (5)		13,000,000	13,069,605
Jamestown CLO XV, Ltd.
Series 2020-15A, Class D, (3 mo. USD LIBOR + 3.65%), 4/15/33(5) (8)		2,000,000	2,000,000
Madison Park Funding XVII, Ltd.
Series 2015-17A, Class DR, 5.419%, (3 mo. USD LIBOR + 3.60%), 7/21/30(4) (5)		3,500,000	3,504,063
Series 2015-17A, Class ER, 8.319%, (3 mo. USD LIBOR + 6.50%), 7/21/30(4) (5)		5,000,000	5,001,074
Madison Park Funding XXXVI, Ltd.
Series 2019-36A, Class D, 5.569%, (3 mo. USD LIBOR + 3.75%), 1/15/33(4) (5)		1,500,000	1,514,224
Neuberger Berman CLO XIV, Ltd.
Series 2013-14A, Class ER, 8.245%, (3 mo. USD LIBOR + 6.45%), 1/28/30(4) (5)		1,750,000	1,705,033
Neuberger Berman CLO XXII, Ltd.
Series 2016-22A, Class ER, 7.896%, (3 mo. USD LIBOR + 6.06%), 10/17/30(4) (5)		2,000,000	1,945,938
Neuberger Berman Loan Advisers CLO 30, Ltd.
Series 2018-30A, Class E, 8.569%, (3 mo. USD LIBOR + 6.75%), 1/20/31(4) (5)		2,000,000	2,006,631
Palmer Square CLO, Ltd.
Series 2013-2A, Class DRR, 7.686%, (3 mo. USD LIBOR + 5.85%), 10/17/31(4) (5)		1,500,000	1,491,722
Series 2015-1A, Class DR2, 8.145%, (3 mo. USD LIBOR + 6.25%), 5/21/29(4) (5)		2,000,000	2,001,826
Series 2015-2A, Class CR, 5.527%, (3 mo. USD LIBOR + 3.70%), 7/20/30(4) (5)		5,000,000	5,027,895
Series 2018-1A, Class D, 6.969%, (3 mo. USD LIBOR + 5.15%), 4/18/31(4) (5)		4,000,000	4,014,997
Series 2018-2A, Class D, 7.443%, (3 mo. USD LIBOR + 5.60%), 7/16/31(4) (5)		2,500,000	2,474,634
Pnmac Gmsr Issuer Trust
Series 2018-GT1, Class A, 4.511%, (1 mo. USD LIBOR + 2.85%), 2/25/23(4) (5)		5,000,000	5,033,307
Series 2018-GT2, Class A, 4.311%, (1 mo. USD LIBOR + 2.65%), 8/25/25(4) (5)		4,272,000	4,304,398
Recette CLO, LLC
Series 2015-1A, Class F, 9.269%, (3 mo. USD LIBOR + 7.45%), 10/20/27(4) (5)		2,000,000	1,955,032
Regatta IX Funding, Ltd.
Series 2017-1A, Class E, 7.836%, (3 mo. USD LIBOR + 6.00%), 4/17/30(4) (5)		3,000,000	3,002,430
Regatta XIII Funding, Ltd.
Series 2018-2A, Class D, 7.781%, (3 mo. USD LIBOR + 5.95%), 7/15/31(4) (5)		3,000,000	2,828,502
Regatta XIV Funding, Ltd.
Series 2018-3A, Class E, 7.744%, (3 mo. USD LIBOR + 5.95%), 10/25/31(4) (5)		2,000,000	1,919,982
Regatta XV Funding, Ltd.
Series 2018-4A, Class D, 8.294%, (3 mo. USD LIBOR + 6.50%), 10/25/31(4) (5)		2,000,000	1,967,643
Upland CLO, Ltd.
Series 2016-1A, Class DR, 7.719%, (3 mo. USD LIBOR + 5.90%), 4/20/31(4) (5)		2,000,000	1,909,792
Vibrant CLO IX, Ltd.
Series 2018-9A, Class D, 8.069%, (3 mo. USD LIBOR + 6.25%), 7/20/31(4) (5)		2,000,000	1,792,909
Voya CLO, Ltd.
Series 2013-1A, Class DR, 8.311%, (3 mo. USD LIBOR + 6.48%), 10/15/30(4) (5)		5,000,000	4,951,352
Series 2014-1A, Class DR2, 7.819%, (3 mo. USD LIBOR + 6.00%), 4/18/31(4) (5)		2,000,000	1,888,920
Series 2015-3A, Class DR, 8.019%, (3 mo. USD LIBOR + 6.20%), 10/20/31(4) (5)		2,000,000	1,932,612
Series 2018-2A, Class E, 7.081%, (3 mo. USD LIBOR + 5.25%), 7/15/31(4) (5)		1,000,000	961,995
Wind River CLO, Ltd.
Series 2013-1A, Class DR, 8.119%, (3 mo. USD LIBOR + 6.30%), 7/20/30(4) (5)		2,000,000	1,728,082
Series 2017-1A, Class E, 8.239%, (3 mo. USD LIBOR + 6.42%), 4/18/29(4) (5)		2,000,000	2,006,913
________________________________________________________________________________________________________
Total Asset-Backed Securities
(identified cost $209,041,703)			$205,511,209
________________________________________________________________________________________________________
U.S. Government Guaranteed Small Business Administration Loans (9) (10) — 3.8%
Security		Principal Amount	Value
________________________________________________________________________________________________________
0.66%, 3/15/30		$2,837,698	$60,592
0.73%, 7/15/31		3,212,815	75,662
0.93%, 5/15/42		1,653,545	55,218
0.98%, 4/15/32		1,569,294	50,167
	1.31%, 4/15/42 to 7/15/42	5,959,267	296,815
1.34%, 9/15/41		1,934,376	93,967
1.38%, 6/15/41		3,176,439	148,114
1.48%, 4/15/34		1,187,448	66,308
1.49%, 7/15/36		1,166,424	57,805
	1.56%, 7/15/42	2,516,101	143,008
1.59%, 10/21/36		1,304,542	69,767
	1.61%, 12/15/41 to 7/15/42	7,489,938	448,951
1.63%, 9/15/41		2,010,409	124,383
	1.68%, 4/15/41 to 7/15/41	3,720,461	228,191
	1.73%, 10/15/33 to 11/21/41	3,083,391	193,798
	1.74%, 5/15/36	3,668,877	209,533
	1.81%, 12/21/41 to 11/15/42	7,974,877	537,776
	1.84%, 11/9/36 to 2/15/40	3,061,951	188,545
	1.86%, 12/28/41 to 6/15/42	18,753,122	1,260,963
	1.88%, 11/19/36 to 12/15/36	4,894,981	310,000
	1.91%, 2/15/42 to 7/15/42	10,409,585	758,655
1.93%, 7/15/42		1,770,311	126,920
	1.96%, 11/29/30 to 8/15/42	5,196,822	352,302
1.98%, 10/15/37		1,075,772	66,226
	2.03%, 2/15/42 to 5/15/42	4,730,014	394,241
	2.06%, 5/15/42 to 7/15/42	5,167,285	390,010
	2.11%, 4/15/33 to 7/15/42	7,262,756	540,560
	2.16%, 5/15/42 to 6/15/42	4,010,856	302,413
2.21%, 8/15/42		3,303,986	261,215
	2.23%, 1/15/41 to 7/15/41	2,832,749	233,336
2.28%, 11/1/29		1,401,835	97,442
	2.31%, 4/15/42 to 7/15/42	5,263,129	473,881
	2.36%, 1/16/42 to 6/15/42	18,970,297	1,627,596
2.38%, 6/15/42		1,689,278	142,123
2.39%, 7/15/40		1,429,956	106,724
	2.41%, 1/15/38 to 7/15/42	17,668,058	1,576,085
	2.43%, 3/15/41 to 6/15/42	4,899,582	412,485
	2.46%, 12/15/26 to 8/15/42	13,466,491	1,164,652
2.48%, 2/23/41		1,120,889	101,656
2.53%, 11/15/42		1,666,373	153,455
	2.56%, 1/15/41 to 7/15/42	3,315,772	325,617
2.59%, 4/15/36		1,417,215	121,089
	2.61%, 6/15/33 to 7/15/42	8,949,391	856,386
2.63%, 4/15/41		1,261,624	120,306
	2.66%, 6/15/36 to 6/15/42	5,484,738	552,640
	2.68%, 4/15/41 to 4/15/42	3,864,546	397,048
	2.71%, 5/15/27 to 9/15/42	22,504,742	2,269,456
2.73%, 8/15/42		1,243,511	126,957
	2.86%, 5/15/32 to 7/15/42	17,499,585	1,865,542
	2.89%, 8/15/40	1,047,352	96,061
	2.89%, 10/25/41 to 1/7/43(11)	37,169,031	4,136,677
	2.91%, 12/15/41 to 7/15/42	13,229,409	1,486,078
	2.93%, 4/15/41 to 7/15/42	4,252,439	433,475
	2.95%, 1/15/42 to 3/15/43(11)	20,934,813	2,471,765
	2.95%, 8/15/42	1,841,557	203,763
	2.96%, 2/15/27 to 1/15/43	13,740,400	1,363,349
	2.98%, 2/15/41 to 7/15/42	10,152,407	1,217,522
	3.03%, 7/15/41 to 6/15/42	2,511,296	277,080
	3.11%, 12/15/41 to 8/15/42	9,571,436	1,093,480
3.13%, 6/15/32		644,490	65,781
	3.16%, 5/15/42 to 1/15/43	17,163,738	2,108,449
3.19%, 8/15/39		1,563,798	165,509
	3.21%, 12/15/26 to 10/15/42	17,726,674	2,063,135
	3.23%, 2/15/41 to 4/15/42	4,482,297	474,677
	3.24%, 7/15/28 to 4/15/42	2,834,227	264,747
	3.28%, 6/21/26 to 7/15/42	6,735,234	699,233
	3.36%, 3/15/42 to 5/15/42	3,172,368	402,159
	3.41%, 4/15/42 to 12/15/42	5,755,443	761,544
	3.43%, 11/7/39 to 2/15/42	3,558,666	467,401
	3.46%, 2/15/27 to 8/15/42	15,667,825	1,686,320
	3.48%, 5/15/36 to 7/15/42	5,792,058	745,568
	3.53%, 6/15/26 to 8/15/42	3,243,571	329,760
	3.61%, 5/15/32 to 6/15/42	11,964,327	1,674,806
	3.64%, 8/15/41 to 12/15/41	3,766,395	545,099
	3.66%, 5/15/42 to 7/15/42	11,203,244	1,628,051
	3.68%, 11/15/31 to 5/15/42	3,976,467	515,113
	3.71%, 1/15/24 to 8/15/42	33,755,241	3,759,373
	3.73%, 12/15/36 to 2/15/41	4,916,394	607,362
	3.78%, 11/15/26 to 6/15/42	9,286,193	1,039,552
________________________________________________________________________________________________________
Total U.S. Government Guaranteed Small Business Administration Loans (identified cost $58,531,397)			$53,319,470
________________________________________________________________________________________________________
Sovereign Loans — 0.1%
Borrower		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Nigeria — 0.1%
________________________________________________________________________________________________________
Bank of Industry Limited Term Loan,
7.85%, (3 mo. USD LIBOR + 6.00%), Maturing April 11, 2021(4) (12)		$1,131	$1,161,832
________________________________________________________________________________________________________
Total Sovereign Loans
(identified cost $1,128,880)			$1,161,832
________________________________________________________________________________________________________
Foreign Government Bonds — 26.9%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Egypt — 0.4%
________________________________________________________________________________________________________
Egypt Government Bond, 14.40%, 9/10/29	EGP	7,815	$515,400
Egypt Government Bond, 15.60%, 8/6/26	EGP	50,746	3,480,131
Egypt Government Bond, 16.10%, 5/7/29	EGP	17,550	1,261,396
________________________________________________________________________________________________________
Total Egypt			$5,256,927
________________________________________________________________________________________________________
Iceland — 3.1%
________________________________________________________________________________________________________
Republic of Iceland, 5.00%, 11/15/28	ISK	1,225,940	$11,375,371
Republic of Iceland, 6.50%, 1/24/31	ISK	1,622,639	17,230,362
Republic of Iceland, 8.00%, 6/12/25	ISK	1,414,608	14,263,892
________________________________________________________________________________________________________
Total Iceland			$42,869,625
________________________________________________________________________________________________________
Indonesia — 3.4%
________________________________________________________________________________________________________
Indonesia Government Bond, 7.50%, 8/15/32	IDR	21,846,000	$1,636,650
Indonesia Government Bond, 7.50%, 5/15/38	IDR	177,400,000	13,001,842
Indonesia Government Bond, 8.25%, 5/15/29	IDR	157,223,000	12,752,622
Indonesia Government Bond, 8.25%, 5/15/36	IDR	255,291,000	20,142,469

________________________________________________________________________________________________________
Total Indonesia			$47,533,583
________________________________________________________________________________________________________
Japan — 4.4%
________________________________________________________________________________________________________
Japan Government CPI Linked Bond, 0.10%, 3/10/27(13)	JPY	3,800,908	$35,962,258
Japan Government CPI Linked Bond, 0.10%, 3/10/28(13)	JPY	2,637,050	24,955,296
________________________________________________________________________________________________________
Total Japan			$60,917,554
________________________________________________________________________________________________________
New Zealand — 6.1%
________________________________________________________________________________________________________
New Zealand Government Bond, 2.00%, 9/20/25(13) (14)	NZD	43,839	$31,608,623
New Zealand Government Bond, 2.50%, 9/20/35(13) (14)	NZD	613	517,859
New Zealand Government Bond, 3.00%, 9/20/30(13) (14)	NZD	63,436	52,827,857
________________________________________________________________________________________________________
Total New Zealand			$84,954,339
________________________________________________________________________________________________________
Peru — 0.8%
________________________________________________________________________________________________________
Bonos De Tesoreria, 5.94%, 2/12/29(5) (14)	PEN	33,700	$11,459,929
________________________________________________________________________________________________________
Total Peru			$11,459,929
________________________________________________________________________________________________________
Russia — 0.8%
________________________________________________________________________________________________________
Russia Government Bond, 2.50%, 2/2/28(13)	RUB	746,931	$11,477,760
________________________________________________________________________________________________________
Total Russia			$11,477,760
________________________________________________________________________________________________________
Serbia — 1.5%
________________________________________________________________________________________________________
Serbia Treasury Bond, 5.75%, 7/21/23	RSD	1,877,300	$19,786,786
Serbia Treasury Bond, 5.875%, 2/8/28	RSD	97,420	1,100,791
________________________________________________________________________________________________________
Total Serbia			$20,887,577
________________________________________________________________________________________________________
Sri Lanka — 0.4%
________________________________________________________________________________________________________
Sri Lanka Government Bond, 11.00%, 8/1/24	LKR	351,000	$2,044,150
Sri Lanka Government Bond, 11.00%, 6/1/26	LKR	388,000	2,293,347
Sri Lanka Government Bond, 11.40%, 1/1/24	LKR	77,000	451,307
Sri Lanka Government Bond, 11.50%, 5/15/23	LKR	11,000	64,463
________________________________________________________________________________________________________
Total Sri Lanka			$4,853,267
________________________________________________________________________________________________________
Thailand — 2.3%
________________________________________________________________________________________________________
Thailand Government Bond, 1.25%, 3/12/28(13) (14)	THB	992,512	$31,603,376
________________________________________________________________________________________________________
Total Thailand			$31,603,376
________________________________________________________________________________________________________
Ukraine — 3.7%
________________________________________________________________________________________________________
Ukraine Government Bond, 14.30%, 7/8/20	UAH	172,382	$7,012,621
Ukraine Government Bond, 16.00%, 8/11/21	UAH	188,050	8,111,906
Ukraine Government Bond, 16.06%, 8/3/22	UAH	25,000	1,128,602
Ukraine Government International Bond, 0.00%, GDP-Linked, 5/31/40(5) (14) (15)	USD	10,842	10,774,238
Ukraine Government International Bond, 11.67%, 11/22/23	UAH	25,000	1,069,077
Ukraine Government International Bond, 15.84%, 2/26/25	UAH	255,480	12,873,674
Ukraine Government International Bond, 17.00%, 5/11/22	UAH	238,050	10,779,135
________________________________________________________________________________________________________
Total Ukraine			$51,749,253
________________________________________________________________________________________________________
Total Foreign Government Bonds (identified cost $351,875,012)			$373,563,190
________________________________________________________________________________________________________
Foreign Corporate Bonds — 5.1%
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Argentina — 0.2%
________________________________________________________________________________________________________
Generacion Mediterranea SA/Central Termica Roca SA, 15.00%, 5/5/23(5)	USD	1,250	$1,168,750
Pampa Energia SA, 7.50%, 1/24/27(14)	USD	600	523,201
Telecom Argentina SA, 8.00%, 7/18/26(14)	USD	550	540,174
YPF SA, 44.438%, (BADLAR + 4.00%), 7/7/20(4) (14)	USD	1,250	302,000
________________________________________________________________________________________________________
Total Argentina		$2,534,125
________________________________________________________________________________________________________
Belarus — 0.1%
________________________________________________________________________________________________________
Eurotorg, LLC Via Bonitron DAC, 8.75%, 10/30/22(14)	USD	1,900	$2,022,075
________________________________________________________________________________________________________
Total Belarus		$2,022,075
________________________________________________________________________________________________________
Bermuda — 1.1%
________________________________________________________________________________________________________
Alamo Re, Ltd., 5.348%, (3 mo. U.S. Treasury Bill + 3.81%), 6/8/23(4) (5) (16)	USD	3,500	$3,528,875
Everglades Re II, Ltd., 6.768%, (3 mo. U.S. Treasury Bill + 5.23%), 5/8/23(4) (5) (16)	USD	8,500	8,591,375
Pelican IV Re, Ltd., 3.56%, (6 mo. USD LIBOR + 2.04%), 5/5/23(4) (5) (16)	USD	2,500	2,503,125
________________________________________________________________________________________________________
Total Bermuda			$14,623,375
________________________________________________________________________________________________________
Brazil — 0.1%
________________________________________________________________________________________________________
Odebrecht Offshore Drilling Finance, Ltd., 6.72%, 12/1/22(14)	USD	1,386	$1,378,973
________________________________________________________________________________________________________
Total Brazil		$1,378,973
________________________________________________________________________________________________________
Bulgaria — 0.1%
________________________________________________________________________________________________________
Eurohold Bulgaria AD, 6.50%, 12/7/22(14)	EUR	1,200	$1,327,546
________________________________________________________________________________________________________
Total Bulgaria		$1,327,546
________________________________________________________________________________________________________
China — 0.3%
________________________________________________________________________________________________________
CAR, Inc., 6.125%, 2/4/20(14)	USD	1,000	$1,000,000
CIFI Holdings Group Co., Ltd., 5.50%, 1/23/22(14)	USD	500	504,061
CIFI Holdings Group Co., Ltd., 6.55%, 3/28/24(14)	USD	394	402,005
KWG Group Holdings, Ltd., 5.875%, 11/10/24(14)	USD	418	394,662
KWG Group Holdings, Ltd., 6.00%, 9/15/22(14)	USD	550	549,846
Logan Property Holdings Co., Ltd., 5.75%, 1/14/25(14)	USD	400	389,777
Logan Property Holdings Co., Ltd., 6.875%, 4/24/21(14)	USD	500	511,875
Times China Holdings, Ltd., 6.25%, 1/17/21(14)	USD	500	504,235
Times China Holdings, Ltd., 6.75%, 7/16/23(14)	USD	400	405,316
________________________________________________________________________________________________________
Total China		$4,661,777
________________________________________________________________________________________________________
Colombia — 0.2%
________________________________________________________________________________________________________
Frontera Energy Corp., 9.70%, 6/25/23(14)	USD	2,000	$2,147,500
Geopark, Ltd., 5.50%, 1/17/27(14)	USD	850	852,125
________________________________________________________________________________________________________
Total Colombia		$2,999,625
________________________________________________________________________________________________________
El Salvador — 0.1%
________________________________________________________________________________________________________
AES El Salvador Trust II, 6.75%, 3/28/23(14)	USD	2,000	$2,033,330
________________________________________________________________________________________________________
Total El Salvador		$2,033,330
________________________________________________________________________________________________________
Georgia — 0.2%
________________________________________________________________________________________________________
Georgia Capital JSC, 6.125%, 3/9/24(14)	USD	1,650	$1,637,625
Silknet JSC, 11.00%, 4/2/24(14)	USD	1,583	1,787,460
________________________________________________________________________________________________________
Total Georgia		$3,425,085
________________________________________________________________________________________________________
Iceland — 0.4%
________________________________________________________________________________________________________
Arion Banki HF, 6.00%, 4/12/24(14)	ISK	440,000	$3,905,749
Islandsbanki HF, 6.40%, 10/26/23	ISK	120,000	1,066,813
Landsbankinn HF, 5.00%, 11/23/23(14)	ISK	120,000	1,018,208
WOW Air HF, 0.00%, (3 mo. EURIBOR + 9.00%), 9/24/24(4) (17)	EUR	900	99,824
WOW Air HF, 0.00% (17) (18)	EUR	20	2,196
________________________________________________________________________________________________________
Total Iceland		$6,092,790
________________________________________________________________________________________________________
Indonesia — 0.2%
________________________________________________________________________________________________________
Bayan Resources Tbk PT, 6.125%, 1/24/23(14)	USD	1,660	$1,628,556
Pertamina Persero PT, 5.25%, 5/23/21(14)	USD	1,000	1,039,738
________________________________________________________________________________________________________
Total Indonesia		$2,668,294
________________________________________________________________________________________________________
Ireland — 0.2%
________________________________________________________________________________________________________
Aragvi Finance International DAC, 12.00%, 4/9/24(14)	USD	2,000	$2,175,000
________________________________________________________________________________________________________
Total Ireland		$2,175,000
________________________________________________________________________________________________________
Lebanon — 0.0%(19)
________________________________________________________________________________________________________
BLOM Bank SAL, 7.50%, 5/4/23(14)	USD	800	$368,000
________________________________________________________________________________________________________
Total Lebanon		$368,000
________________________________________________________________________________________________________
Mexico — 0.4%
________________________________________________________________________________________________________
Banco Mercantil del Norte SA/Grand Cayman, 7.50% to 6/27/29 (14) (18) (20)	USD	850	$963,696
Braskem Idesa SAPI, 7.45%, 11/15/29(14)	USD	2,170	2,312,048
Grupo Kaltex SA de CV, 8.875%, 4/11/22(14)	USD	2,537	2,068,472
________________________________________________________________________________________________________ s
Total Mexico		$5,344,216
________________________________________________________________________________________________________
Netherlands — 0.3%
________________________________________________________________________________________________________
Ardshinbank CJSC Via Dilijan Finance BV, 6.50%, 1/28/25(14)	USD	1,720	$1,743,650
Braskem Netherlands Finance BV, 5.875%, 1/31/50(14)	USD	810	841,388
Metinvest BV, 7.75%, 4/23/23(14)	USD	461	492,878
MV24 Capital BV, 6.748%, 6/1/34(14)	USD	1,578	1,704,148
________________________________________________________________________________________________________
Total Netherlands		$4,782,064
________________________________________________________________________________________________________
Nigeria — 0.2%
________________________________________________________________________________________________________
SEPLAT Petroleum Development Co. PLC, 9.25%, 4/1/23(14)	USD	2,000	$2,095,000
________________________________________________________________________________________________________
Total Nigeria		$2,095,000
________________________________________________________________________________________________________
Panama — 0.1%
________________________________________________________________________________________________________
Promerica Financial Corp., 9.70%, 5/14/24(14)	USD	650	$679,526
________________________________________________________________________________________________________
Total Panama		$679,526
________________________________________________________________________________________________________
Paraguay — 0.1%
________________________________________________________________________________________________________
Frigorifico Concepcion SA, 10.25%, 1/29/25(14)	USD	1,700	$1,683,765
________________________________________________________________________________________________________
Total Paraguay			$1,683,765
________________________________________________________________________________________________________
Russia — 0.1%
________________________________________________________________________________________________________
Petropavlovsk, Ltd., 8.125%, 11/14/22(14)	USD	1,231	$1,302,072
________________________________________________________________________________________________________
Total Russia			$1,302,072
________________________________________________________________________________________________________
Saint Lucia — 0.2%
________________________________________________________________________________________________________
Digicel International Finance, Ltd./Digicel Holdings Bermuda, Ltd., 8.75%, 5/25/24(14)	USD	2,214	$2,203,849
________________________________________________________________________________________________________
Total Saint Lucia		$2,203,849
________________________________________________________________________________________________________
Saudi Arabia — 0.2%
________________________________________________________________________________________________________
Dar Al-Arkan Sukuk Co., Ltd., 6.75%, 2/15/25(14)	USD	550	$558,487
Dar Al-Arkan Sukuk Co., Ltd., 6.875%, 4/10/22(14)	USD	1,500	1,559,890
________________________________________________________________________________________________________
Total Saudi Arabia		$2,118,377
________________________________________________________________________________________________________
Spain — 0.1%
________________________________________________________________________________________________________
Atento Luxco 1 SA, 6.125%, 8/10/22(14)	USD	1,067	$1,079,004
________________________________________________________________________________________________________
Total Spain		$1,079,004
________________________________________________________________________________________________________
Ukraine — 0.1%
________________________________________________________________________________________________________
Kernel Holding SA, 8.75%, 1/31/22(14)	USD	1,500	$1,628,393
________________________________________________________________________________________________________
Total Ukraine		$1,628,393
________________________________________________________________________________________________________
United Kingdom — 0.1%
________________________________________________________________________________________________________
Ellaktor Value PLC, 6.375%, 12/15/24(14)	EUR	1,050	$1,194,965
________________________________________________________________________________________________________
Total United Kingdom			$1,194,965
________________________________________________________________________________________________________
Total Foreign Corporate Bonds (identified cost $71,023,477)			$70,421,226
________________________________________________________________________________________________________
Corporate Bonds & Notes — 0.0%(19)
Security	Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Oil & Gas — 0.0%(19)
________________________________________________________________________________________________________
HKN Energy, Ltd., 11.00%, 3/6/24		$500	$517,500
________________________________________________________________________________________________________
Total Corporate Bonds & Notes (identified cost $500,000)			$517,500
________________________________________________________________________________________________________
Common Stocks — 0.3%
Security	Shares	Value
________________________________________________________________________________________________________
Iceland — 0.3%
________________________________________________________________________________________________________
Arion Banki HF(5)	2,497,017	$1,668,404
Eik Fasteignafelag HF	3,180,300	221,772
Eimskipafelag Islands HF	326,400	450,746
Hagar HF	1,349,100	559,239
Reginn HF(21)	1,843,700	323,870
Reitir Fasteignafelag HF	875,500	534,379
Siminn HF	13,623,900	589,750
________________________________________________________________________________________________________
Total Iceland			$4,348,160
________________________________________________________________________________________________________
Total Common Stocks (identified cost $5,902,392)		$4,348,160
________________________________________________________________________________________________________
Closed-End Funds — 1.5%
Security		Shares	Value
________________________________________________________________________________________________________
BlackRock Multi-Sector Income Trust	156,650		$2,536,163
Nuveen Global High Income Fund	456,000		7,583,280
PGIM Global High Yield Fund, Inc.	293,307		4,399,605
Western Asset High Income Opportunity Fund, Inc.	1,288,797		6,547,089
________________________________________________________________________________________________________
Total Closed-End Funds (identified cost $21,062,842)			$21,066,137
________________________________________________________________________________________________________
Exchange-Traded Funds — 2.5%
Security		Shares	Value
________________________________________________________________________________________________________
iShares iBoxx High Yield Corporate Bond ETF		403,000	$35,274,590
________________________________________________________________________________________________________
Total Exchange-Traded Funds (identified cost $35,387,430)		$35,274,590
________________________________________________________________________________________________________
Other — 2.8%
Security		Principal Amount/ Shares	Value
________________________________________________________________________________________________________
Altair V Reinsurance(21) (22) (23) (24)	1,932		$19,318
Altair VI Reinsurance(21) (22) (23) (24)	1,000		212,500
Blue Lotus Re, Ltd.(21) (22) (23) (24)	6,000		6,586,200
Eden Re II, Ltd., Series 2018A, 0.00%, 3/22/22(5) (22) (23)	$ 7,471		163,295
Eden Re II, Ltd., Series 2018B, 0.00%, 3/22/22(5) (22) (23)	$ 8,667		420,211
Eden Re II, Ltd., Series 2019A, 0.00%, 3/22/23(5) (22) (23)	$ 5,000		18,000
Eden Re II, Ltd., Series 2019B, 0.00%, 3/22/23(5) (22) (23)	$ 95,000		310,650
Eden Re II, Ltd., Series 2020A, 0.00%, 3/22/24(5) (22) (23)	$ 9,900,000		9,900,000
Mt. Logan Re, Ltd., Series 13, Participating Units(21) (22) (23) (24)	10,000		7,575,793
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18(21) (22) (23) (24)	2,000		792,873
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19(21) (22) (23) (24)	1,829		1,829,000
Sussex Capital, Ltd., Designated Investment Series 5, 5/19(21) (22) (23) (24)	249		179,516
Sussex Capital, Ltd., Designated Investment Series 5, 12/19(21) (22) (23) (24)	791		744,524
Sussex Capital, Ltd., Series 5 Preference Shares (21) (22) (23) (24)	6,000		5,471,408
Sussex Re, Ltd., Series 2020-A(21) (22) (23) (24)	4,082		4,081,939
Versutus Re, Ltd.(21) (22) (23) (24)	4,000		327,148
________________________________________________________________________________________________________
Total Other (identified cost $40,618,316)			$38,632,375
________________________________________________________________________________________________________
U.S. Treasury Obligations — 2.9%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Inflation-Protected Note, 0.50%, 4/15/24(25)		$38,957,888	$40,036,602
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $39,399,963)			$40,036,602
________________________________________________________________________________________________________
Short-Term Investments — 8.1%
Foreign Government Securities — 4.9%
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
Egypt — 2.1%
________________________________________________________________________________________________________
Egypt Treasury Bill, 0.00%, 2/18/20	EGP	40,250	$2,541,196
Egypt Treasury Bill, 0.00%, 3/3/20	EGP	198,625	12,474,786
Egypt Treasury Bill, 0.00%, 8/4/20	EGP	230,475	13,594,816
________________________________________________________________________________________________________
Total Egypt			$28,610,798
________________________________________________________________________________________________________
Pakistan — 2.8%
________________________________________________________________________________________________________
Pakistan Treasury Bill, 0.00%, 2/13/20	PKR	132,000	$849,783
Pakistan Treasury Bill, 0.00%, 5/21/20	PKR	136,600	849,189
Pakistan Treasury Bill, 0.00%, 11/19/20	PKR	144,500	844,747
Pakistan Treasury Bill, 0.00%, 12/3/20	PKR	1,455,500	8,473,079
Pakistan Treasury Bill, 0.00%, 12/17/20	PKR	1,481,200	8,585,327
Pakistan Treasury Bill, 0.00%, 1/14/21	PKR	698,400	4,013,959
Pakistan Treasury Bill, 0.00%, 1/28/21	PKR	2,574,500	14,727,552
________________________________________________________________________________________________________
Total Pakistan			$38,343,636
________________________________________________________________________________________________________
Total Foreign Government Securities (identified cost $65,647,043)			$66,954,434
________________________________________________________________________________________________________
U.S. Treasury Obligations — 0.6%
________________________________________________________________________________________________________
Security		Principal Amount (000's omitted)	Value
________________________________________________________________________________________________________
U.S. Treasury Bill, 0.00%, 2/6/20		$1,500	$1,499,818
U.S. Treasury Bill, 0.00%, 2/20/20		7,000	6,995,146
________________________________________________________________________________________________________
Total U.S. Treasury Obligations (identified cost $8,494,243)			$8,494,964
________________________________________________________________________________________________________
Other — 2.6%
Description		Units	Value
________________________________________________________________________________________________________
Eaton Vance Cash Reserves Fund, LLC, 1.74%(26)		36,257,653	$36,261,279
________________________________________________________________________________________________________
Total Other (identified cost $36,258,156)			$36,261,279
________________________________________________________________________________________________________
Total Short-Term Investments (identified cost $110,399,442)			$111,710,677
________________________________________________________________________________________________________
Total Purchased Options and Swaptions — 1.2% (identified cost $16,589,399)			$16,396,028
________________________________________________________________________________________________________
Total Investments — 95.9% (identified cost $1,379,792,452)			$1,330,793,802
________________________________________________________________________________________________________
Total Written Options — (0.0)%(19) (premiums received $158,824)			$(17,500)
________________________________________________________________________________________________________
Securities Sold Short — (0.4)%
Common Stocks — (0.4)%
Security		Shares	Value
________________________________________________________________________________________________________
Ashmore Group PLC		(800,000)	$(5,721,765)
________________________________________________________________________________________________________
Total Common Stocks			$(5,721,765)

Total Securities Sold Short (proceeds $5,323,660)			$(5,721,765)
________________________________________________________________________________________________________
Other Assets, Less Liabilities — 4.5%			$63,348,015
________________________________________________________________________________________________________
Net Assets — 100.0%			$1,388,402,552
________________________________________________________________________________________________________

The percentage shown for each investment category in the Consolidated Portfolio of Investments is based on net assets.

(1)	Inverse floating-rate security whose coupon varies inversely with changes in the interest rate index. The stated interest rate represents the coupon rate in effect at January 31, 2020.
(2)

Interest only security that entitles the holder to receive only interest payments on the underlying mortgages. Principal amount shown is the notional amount of the underlying mortgages on which coupon interest is calculated.

(3)	Principal only security that entitles the holder to receive only principal payments on the underlying mortgages.
(4)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2020.
(5)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2020, the aggregate value of these securities is $310,803,662 or 22.4% of the Portfolio's net assets.

(6)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2020.
(7)

Adjustable rate mortgage security whose interest rate generally adjusts monthly based on a weighted average of interest rates on the underlying mortgages. The coupon rate may not reflect the applicable index value as interest rates on the underlying mortgages may adjust on various dates and at various intervals and may be subject to lifetime ceilings and lifetime floors and lookback periods. Rate shown is the coupon rate at January 31, 2020.

(8)	When-issued, variable rate security whose rate will be determined after January 31, 2020.
(9)

Interest only security that entitles the holder to receive only a portion of the interest payments on the underlying loans. Principal amount shown is the notional amount of the underlying loans on which coupon interest is calculated.

(10)	Securities comprise a trust that is wholly-owned by the Portfolio and may only be sold on a pro rata basis with all securities in the trust.
(11)	The stated interest rate represents the weighted average fixed interest rate at January 31, 2020 of all interest only securities comprising the certificate.
(12)	Loan is subject to scheduled mandatory prepayments. Maturity date shown reflects the final maturity date.
(13)

Inflation-linked security whose principal is adjusted for inflation based on changes in a designated inflation index or inflation rate for the applicable country. Interest is calculated based on the inflation-adjusted principal.

(14)

Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933. At January 31, 2020, the aggregate value of these securities is $192,252,150 or 13.8% of the Portfolio's net assets.

(15)

Amounts payable in respect of the security are contingent upon and determined by reference to Ukraine's GDP and Real GDP Growth Rate. Principal amount represents the notional amount used to calculate payments due to the security holder and does not represent an entitlement for payment.

(16)

Event-linked bond, also known as a catastrophe bond, whose payment of principal is contingent on the non-occurrence of a defined trigger event which may include hurricanes, earthquakes or other weather-related phenomena.

(17)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.
(18)	Perpetual security with no stated maturity date but may be subject to calls by the issuer.
(19)	Amount is less than 0.05% or (0.05)%, as applicable.
(20)	Security converts to variable rate after the indicated fixed-rate coupon period.
(21)	Non-income producing security.
(22)	For fair value measurement disclosure purposes, security is categorized as Level 3.
(23)

Security is subject to risk of loss depending on the occurrence, frequency and severity of the loss events that are covered by underlying reinsurance contracts and that may occur during a specified risk period.

(24)	Restricted security.
(25)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.
(26)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2020.

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

Purchased Currency Options — 0.0%(19)
Description	Counterparty	Notional Amount	Exercise Price	Expiration Date	Value
___________________________________________________________________________________________________________
Call EUR/Put USD	Standard Chartered Bank	EUR	21,000,000	USD	1.13	5/4/20	$113,259
___________________________________________________________________________________________________________
Total	$113,259
___________________________________________________________________________________________________________
Purchased Interest Rate Swaptions — 1.0%
Description	Counterparty	Notional Amount	Expiration Date	Value
___________________________________________________________________________________________________________
Option to enter into interest rate swap expiring 2/6/30 to receive 3-month USD-LIBOR Rate and pay 1.695%	Bank of America, N.A.	$29,000,000	2/4/20	$157
Option to enter into interest rate swap expiring 2/2/48 to pay 3-month USD-LIBOR Rate and receive 2.908%	Bank of America, N.A.	40,000,000	1/31/28	9,278,814
Option to enter into interest rate swap expiring 2/2/48 to receive 3-month USD-LIBOR Rate and pay 2.908%	Bank of America, N.A.	40,000,000	1/31/28	1,714,726
Option to enter into interest rate swap expiring 12/15/47 to pay 3-month USD-LIBOR Rate and receive 2.68%	Morgan Stanley & Co. International PLC	10,000,000	12/13/27	2,027,907
Option to enter into interest rate swap expiring 12/15/47 to receive 3-month USD-LIBOR Rate and pay 2.68%	Morgan Stanley & Co. International PLC	10,000,000	12/13/27	523,873
___________________________________________________________________________________________________________
Total	$13,545,477
___________________________________________________________________________________________________________
Purchased Call Options — 0.2%
Description	Counterparty	Number of Contracts	Notional Amount	Exercise Price/Spread	Expiration Date	Value
___________________________________________________________________________________________________________
2-year 10 Constant Maturity Swap Curve Cap	Morgan Stanley & Co. International PLC	Not Applicable	USD	450,000,000	0.45%	6/21/21	$477,779
Euro Stoxx 50 Index	Goldman Sachs International	4,258	EUR	15,502,995	EUR	3,100	5/3/22	2,242,013
___________________________________________________________________________________________________________
Total	$2,719,792
___________________________________________________________________________________________________________
Purchased Put Options — 0.0%(19)
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
___________________________________________________________________________________________________________
IMM Euro Futures 3/2020	2,800	USD	688,520,000	USD	97.25	3/16/20	$17,500
___________________________________________________________________________________________________________
Total	$17,500
___________________________________________________________________________________________________________
Written Put Options — (0.0)%(19)
___________________________________________________________________________________________________________
Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
IMM Euro Futures 3/2020	2,800	USD	688,520,000	USD	96.88	3/16/20	$(17,500)
___________________________________________________________________________________________________________
Total	$(17,500)

___________________________________________________________________________________________________________
Centrally Cleared Forward Foreign Currency Exchange Contracts

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

Currency Purchased	Currency Sold	Settlement Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
IDR	103,349,760,000	USD	7,570,302	2/3/20	$(1,663)
IDR	103,349,760,000	USD	7,588,088	2/3/20	(19,449)
NZD	4,415,503	USD	2,864,778	2/3/20	(10,598)
NZD	20,986,000	USD	13,615,717	2/3/20	(50,369)
NZD	23,950,000	USD	15,538,760	2/3/20	(57,483)
NZD	25,888,000	USD	16,796,134	2/3/20	(62,134)
NZD	49,838,000	USD	32,579,101	2/3/20	(363,824)
NZD	25,401,503	USD	16,816,049	2/3/20	(396,521)
USD	7,570,302	IDR	103,349,760,000	2/3/20	1,663
USD	7,552,047	IDR	103,349,760,000	2/3/20	(16,592)
USD	17,138,115	NZD	25,888,000	2/3/20	404,115
USD	32,334,894	NZD	49,838,000	2/3/20	119,617
USD	16,480,495	NZD	25,401,503	2/3/20	60,967
USD	2,886,414	NZD	4,415,503	2/3/20	32,234
USD	13,355,490	NZD	20,986,000	2/3/20	(209,857)
USD	15,241,780	NZD	23,950,000	2/3/20	(239,497)
BRL	68,116,000	USD	15,954,093	2/4/20	(48,802)
BRL	68,116,000	USD	16,882,544	2/4/20	(977,253)
USD	16,249,046	BRL	68,116,000	2/4/20	343,755
USD	15,954,093	BRL	68,116,000	2/4/20	48,802
AUD	38,141,000	USD	26,497,125	2/10/20	(963,249)
EUR	965,810	USD	1,082,789	2/10/20	(11,269)
EUR	9,297,976	USD	10,424,147	2/10/20	(108,486)
PHP	78,137,000	USD	1,536,618	2/10/20	(1,052)
USD	2,804,991	CLP	2,174,780,000	2/10/20	87,696
USD	1,402,481	CLP	1,084,818,924	2/10/20	47,045
USD	4,061,494	IDR	56,613,169,200	2/10/20	(72,496)
USD	18,160,634	NZD	27,276,000	2/10/20	528,262
USD	4,753,883	NZD	7,140,000	2/10/20	138,282
USD	5,381,337	PEN	17,929,000	2/10/20	87,438
USD	6,406,804	PEN	21,376,300	2/10/20	95,019
USD	8,255,004	RUB	512,346,000	2/10/20	246,657
USD	11,846,242	SEK	113,333,000	2/10/20	70,354
USD	7,436,590	KRW	8,606,366,061	2/13/20	222,902
USD	11,072,224	AUD	16,126,000	2/14/20	275,735
USD	11,227,734	AUD	16,374,000	2/14/20	265,206
USD	4,758,769	NZD	7,171,000	2/21/20	122,490
NZD	4,963,582	USD	3,189,662	2/24/20	19,573
USD	10,252,067	NZD	15,953,718	2/24/20	(62,909)
JPY	2,904,516,945	USD	26,644,500	2/26/20	192,214
JPY	3,208,026,617	USD	29,689,106	2/26/20	(48,069)
USD	90,405,346	JPY	9,768,659,256	2/26/20	146,375
USD	15,174,017	JPY	1,639,613,225	2/26/20	24,568
USD	7,571,966	IDR	103,349,760,000	2/28/20	90,028
BRL	68,116,000	USD	16,229,301	3/3/20	(348,047)
AUD	11,590,024	USD	7,923,636	3/5/20	(161,073)
NZD	706,000	USD	459,510	3/5/20	(2,983)
PHP	113,376,000	USD	2,214,548	3/5/20	4,285
PHP	107,555,000	USD	2,099,863	3/5/20	5,050
USD	10,887,004	NZD	16,727,000	3/5/20	70,679
PHP	140,887,000	USD	2,764,170	3/9/20	(7,389)
PHP	140,887,000	USD	2,764,659	3/9/20	(7,877)
USD	2,599,795	IDR	36,412,734,119	3/9/20	(28,400)
USD	21,326,716	IDR	298,701,985,425	3/9/20	(232,969)
AUD	15,874,000	USD	10,918,058	3/10/20	(285,263)
USD	262,251	KRW	303,967,000	3/10/20	8,014
USD	120,734	KRW	140,357,341	3/10/20	3,340
USD	280,433	KRW	333,533,000	3/10/20	1,467
JPY	3,155,961,043	USD	29,240,001	3/11/20	(57,865)
AUD	42,462,272	USD	28,980,772	3/13/20	(536,918)
JPY	3,157,734,978	USD	29,214,618	3/13/20	(12,824)
NZD	10,443,000	USD	6,826,042	3/13/20	(72,460)
USD	9,750,461	NZD	14,917,000	3/13/20	103,504
INR	145,926,000	USD	2,045,787	3/16/20	(17,488)
INR	273,025,000	USD	3,826,559	3/16/20	(31,646)
NOK	308,333,840	USD	34,182,216	3/19/20	(654,373)
GBP	1,158,569	USD	1,505,445	3/20/20	26,284
GBP	1,317,542	USD	1,722,712	3/20/20	19,192
GBP	1,332,528	USD	1,742,680	3/20/20	19,038
GBP	289,025	USD	375,501	3/20/20	6,615
JPY	1,493,000,000	USD	13,730,630	3/26/20	86,199
NZD	4,415,503	USD	2,888,669	3/31/20	(32,426)
USD	32,604,553	NZD	49,838,000	3/31/20	365,989
INR	432,410,000	USD	6,004,860	4/3/20	(9,574)
USD	36,072,193	EUR	32,069,930	4/9/20	362,947
USD	26,490,249	EUR	23,551,117	4/9/20	266,537
USD	3,925,249	RUB	245,438,000	4/9/20	112,958
AUD	11,308,000	USD	7,768,449	4/14/20	(188,987)
INR	720,000	USD	10,051	4/15/20	(83)
INR	39,890,000	USD	556,346	4/15/20	(4,057)
USD	12,697,070	IDR	174,546,616,255	4/21/20	164,264
USD	495,645	KRW	573,179,000	4/22/20	15,899
USD	2,682,428	KRW	3,116,981,000	4/22/20	73,537
USD	18,641,606	KRW	21,661,546,346	4/29/20	509,779
USD	11,343,198	ZAR	166,804,000	5/26/20	391,442
USD	15,873,826	EUR	14,023,000	7/10/20	175,879
USD	5,631,429	EUR	4,974,827	7/10/20	62,395
USD	1,018,787	EUR	900,000	7/10/20	11,288
USD	16,080,157	EUR	14,257,607	7/17/20	113,174
USD	7,339,918	EUR	6,508,000	7/17/20	51,659
___________________________________________________________________________________________________________
$288,137
___________________________________________________________________________________________________________
Forward Foreign Currency Exchange Contracts
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized (Depreciation)
___________________________________________________________________________________________________________
TRY	51,584,000	USD	8,679,130	Standard Chartered Bank	2/6/20	$—	$(66,100)
USD	3,609,349	TRY	21,540,000	Standard Chartered Bank	2/6/20	12,794	—
TRY	12,090,000	USD	2,054,916	Standard Chartered Bank	2/10/20	—	(38,175)
USD	3,506,174	CLP	2,705,000,000	Standard Chartered Bank	2/10/20	126,391	—
USD	3,646,392	CLP	2,823,700,000	Standard Chartered Bank	2/10/20	118,298	—
USD	280,493	CLP	217,440,000	Standard Chartered Bank	2/10/20	8,811	—
USD	2,054,710	TRY	12,090,000	Standard Chartered Bank	2/10/20	37,968	—
USD	11,904,029	KRW	13,779,600,000	Australia and New Zealand Banking Group Limited	2/13/20	354,236	—
USD	6,869,327	KRW	7,972,299,000	Australia and New Zealand Banking Group Limited	2/13/20	187,101	—
USD	3,218,028	KRW	3,760,263,000	Australia and New Zealand Banking Group Limited	2/13/20	66,249	—
USD	1,931,968	KRW	2,238,020,000	Australia and New Zealand Banking Group Limited	2/13/20	56,103	—
USD	1,931,936	KRW	2,255,309,263	Australia and New Zealand Banking Group Limited	2/13/20	41,579	—
INR	202,780,000	USD	2,835,870	Australia and New Zealand Banking Group Limited	2/24/20	—	(6,904)
INR	75,740,000	USD	1,065,741	Australia and New Zealand Banking Group Limited	2/24/20	—	(9,099)
INR	283,500,000	USD	3,986,742	Australia and New Zealand Banking Group Limited	2/24/20	—	(31,659)
INR	523,830,000	USD	7,353,249	Australia and New Zealand Banking Group Limited	2/24/20	—	(45,344)
INR	1,550,000	USD	21,327	Goldman Sachs International	2/24/20	297	—
RSD	113,704,811	EUR	963,192	JPMorgan Chase Bank, N.A.	2/24/20	2,199	—
USD	1,348,139	EUR	1,209,781	Goldman Sachs International	2/24/20	4,791	—
USD	1,170,084	EUR	1,050,000	Goldman Sachs International	2/24/20	4,159	—
USD	628,654	ZAR	9,388,000	Standard Chartered Bank	2/24/20	4,797	—
USD	5,183,365	THB	156,859,000	Standard Chartered Bank	3/6/20	147,863	—
USD	568,251	KRW	663,576,000	Australia and New Zealand Banking Group Limited	3/10/20	13,237	—
NOK	229,300,000	EUR	23,092,339	Standard Chartered Bank	3/16/20	—	(741,528)
USD	11,549,400	THB	348,812,000	Standard Chartered Bank	3/16/20	349,320	—
USD	5,084,541	THB	153,562,000	Standard Chartered Bank	3/16/20	153,786	—
SEK	324,025,000	EUR	30,667,139	State Street Bank and Trust Company	3/24/20	—	(377,560)
USD	2,477,176	ZAR	37,173,000	Standard Chartered Bank	3/27/20	17,279	—
THB	303,727,515	USD	10,025,996	Standard Chartered Bank	4/10/20	—	(268,179)
USD	17,544,931	THB	531,506,152	Standard Chartered Bank	4/10/20	469,299	—
USD	2,582,450	THB	78,429,000	Standard Chartered Bank	4/24/20	62,048	—
USD	21,315,595	KRW	24,778,100,000	Barclays Bank PLC	4/29/20	575,052	—
EUR	10,400,000	USD	11,736,286	Standard Chartered Bank	5/6/20	—	(137,302)
USD	11,736,826	EUR	10,400,000	Standard Chartered Bank	5/6/20	137,843	—
USD	23,557,985	OMR	9,293,625	BNP Paribas	8/27/20	—	(507,853)
USD	11,881,604	OMR	4,666,500	BNP Paribas	4/8/21	—	(127,184)
USD	11,896,188	OMR	4,664,971	Standard Chartered Bank	4/26/21	—	(102,575)
USD	8,234,546	OMR	3,237,000	BNP Paribas	7/6/21	—	(74,706)
USD	5,188,295	OMR	2,039,000	BNP Paribas	7/12/21	—	(44,855)
USD	961,832	OMR	378,000	BNP Paribas	7/19/21	—	(8,124)
___________________________________________________________________________________________________________
$2,951,500	$(2,587,147)
___________________________________________________________________________________________________________
Forward Volatility Agreements
Reference Entity	Counterparty	Settlement Date (1)	Notional Amount (000's omitted)	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Straddle swaption on floating rate (3-month USD-LIBOR) versus fixed rate interest rate swap, maturing June 11, 2055, 5-year term	Bank of America, N.A.	6/10/20	$35,000	$450,992
___________________________________________________________________________________________________________
$450,992
___________________________________________________________________________________________________________

(1) At the settlement date, the Portfolio will purchase from the counterparty a straddle swaption (i.e. a receiver swaption and a payer swaption) with a determined premium amount of $7,787,500 and an interest rate component to be determined at a future date.

Futures Contracts
Description	Number of Contracts	Position	Expiration Date	Notional Amount	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Interest Rate Futures
Japan 10-Year Bond	45	Short	3/13/20	$(63,482,995)	$(257,797)
U.S. 5-Year Treasury Note	52	Long	3/31/20	6,256,656	60,938
U.S. Long Treasury Bond	285	Long	3/20/20	46,606,406	355,874
___________________________________________________________________________________________________________
$159,015
___________________________________________________________________________________________________________
Centrally Cleared Inflation Swaps

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

Notional Amount (000's omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
EUR	5,111	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.57% (pays upon termination)	8/15/32	$(372,452)
EUR	5,125	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.59% (pays upon termination)	8/15/32	(390,456)
EUR	5,003	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.60% (pays upon termination)	8/15/32	(397,788)
EUR	19,000	Receives	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Pays	1.69% (pays upon termination)	11/15/32	(1,802,866)
EUR	5,111	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.77% (pays upon termination)	8/15/42	754,449
EUR	5,125	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.78% (pays upon termination)	8/15/42	762,721
EUR	5,003	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.79% (pays upon termination)	8/15/42	779,991
EUR	19,000	Pays	Eurostat Eurozone HICP ex Tobacco NSA (pays upon termination)	Receives	1.89% (pays upon termination)	11/15/42	3,684,835
USD	36,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.89% (pays upon termination)	7/16/24	(395,682)
USD	58,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.58% (pays upon termination)	9/6/24	348,115
USD	25,300	Pays	Return on CPI-U (NSA) (pays upon termination)	Receives	2.22% (pays upon termination)	11/14/32	1,180,537
USD	25,300	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.20% (pays upon termination)	11/14/42	(1,895,080)
USD	2,309	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.13% (pays upon termination)	8/22/47	(142,511)
USD	2,295	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.15% (pays upon termination)	8/25/47	(152,817)
USD	8,800	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.42% (pays upon termination)	6/8/48	(1,547,571)
USD	13,200	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	1/9/49	(716,970)
___________________________________________________________________________________________________________
$(303,545)
___________________________________________________________________________________________________________
CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted
HICP - Harmonised Indices of Consumer Prices
Inflation Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/Receives Return on Reference Index	Reference Index	Portfolio Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Bank of America, N.A.	USD	19,500	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.09% (pays upon termination)	4/2/29	$(463,948)
BNP Paribas	USD	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.75% (pays upon termination)	6/22/26	145,236
Goldman Sachs International	USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	3/23/26	(27,025)
Goldman Sachs International	USD	29,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.91% (pays upon termination)	4/1/26	(135,220)
___________________________________________________________________________________________________________
$(480,957)
___________________________________________________________________________________________________________
CPI-U (NSA) - Consumer Price Index All Urban Non-Seasonally Adjusted
Centrally Cleared Interest Rate Swaps

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
BRL	36,099	Pays	Brazil CETIP Interbank Deposit Rate (pays upon termination)	6.14% (pays upon termination)	1/2/25	$20,537	$—	$20,537
CAD	90,000	Receives	3-month Canadian Bankers Acceptances (pays quarterly)	1.96% (pays semi-annually)	1/9/25	(1,031,546)	—	(1,031,546)
CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	174,107	—	174,107
CNY	152,400	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	522,322	—	522,322
CNY	50,800	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	174,844	—	174,844
CNY	81,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.18% (pays quarterly)	4/30/24	280,998	—	280,998
CNY	276,500	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.02% (pays quarterly)	5/15/24	738,552	—	738,552
CNY	21,530	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	40,266	—	40,266
CNY	16,148	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	30,498	—	30,498
CNY	16,147	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	30,695	—	30,695
CNY	32,296	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	61,393	—	61,393
CNY	8,074	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	15,472	—	15,472
CNY	24,760	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.90% (pays quarterly)	6/6/24	47,448	—	47,448
CNY	10,765	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.87% (pays quarterly)	6/10/24	18,581	—	18,581
CNY	199,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	420,116	—	420,116
CNY	155,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.94% (pays quarterly)	6/12/24	328,846	—	328,846
CNY	126,300	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.95% (pays quarterly)	6/12/24	271,839	—	271,839
CNY	66,000	Pays	7-day China Fixing Repo Rates (pays quarterly)	2.96% (pays quarterly)	6/12/24	146,111	—	146,111
CNY	21,040	Pays	7-day China Fixing Repo Rates (pays quarterly)	3.22% (pays quarterly)	6/19/24	79,994	—	79,994
COP	55,656,000	Pays	Colombia Overnight Interbank Reference Rate (pays quarterly)	4.69% (pays quarterly)	2/3/25	13,897	—	13,897
CZK	306,020	Pays	6-month CZK PRIBOR (pays semi-annually)	1.87% (pays annually)	1/28/25	57,125	—	57,125
GBP	26,000	Receives	6-month GBP LIBOR (pays semi-annually)	1.00% (pays semi-annually)	1/9/30	(883,114)	—	(883,114)
MXN	1,081,600	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	8.54% (pays monthly)	12/15/23	4,163,206	—	4,163,206
MXN	217,700	Pays	Mexico Interbank TIIE 28 Day (pays monthly)	6.55% (pays monthly)	1/21/25	51,100	—	51,100
NZD	65,710	Receives	3-month NZD Bank Bill (pays quarterly)	3.32% (pays semi-annually)	2/19/28	(7,071,292)	—	(7,071,292)
NZD	5,220	Receives	3-month NZD Bank Bill (pays quarterly)	2.49% (pays semi-annually)	2/22/29	(352,506)	—	(352,506)
NZD	6,500	Receives	3-month NZD Bank Bill (pays quarterly)	2.50% (pays semi-annually)	2/22/29	(441,780)	—	(441,780)
PLN	54,570	Pays	6-month PLN WIBOR (pays semi-annually)	1.85% (pays annually)	1/30/25	35,241	—	35,241
SGD	18,500	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.42% (pays semi-annually)	10/19/23	565,052	—	565,052
SGD	9,630	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	300,020	—	300,020
SGD	10,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	311,547	—	311,547
SGD	15,000	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.44% (pays semi-annually)	10/23/23	467,321	—	467,321
SGD	25,150	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.08% (pays semi-annually)	12/13/23	531,353	—	531,353
SGD	26,350	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	2.09% (pays semi-annually)	12/13/23	564,225	—	564,225
SGD	3,317	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	20,557	—	20,557
SGD	2,885	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.55% (pays semi-annually)	8/14/24	18,136	—	18,136
SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.56% (pays semi-annually)	8/14/24	22,131	—	22,131
SGD	3,245	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	22,419	—	22,419
SGD	4,688	Pays	6-month Singapore Swap Offered Rate (pays semi-annually)	1.57% (pays semi-annually)	8/14/24	32,388	—	32,388
USD	342,000	Pays	3-month USD-LIBOR (pays quarterly)	2.57% (pays semi-annually)	3/14/21	6,343,574	—	6,343,574
USD	185,000	Pays	3-month USD-LIBOR (pays quarterly)	1.51% (pays semi-annually)	10/25/23	998,225	—	998,225
USD	132,000	Pays	3-month USD-LIBOR (pays quarterly)	2.51% (pays semi-annually)	3/12/24	7,188,258	—	7,188,258
USD	68,000	Pays	3-month USD-LIBOR (pays quarterly)	2.42% (pays semi-annually)	4/24/24	3,475,823	—	3,475,823
USD	80,000	Pays	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	6/27/24	1,259,863	—	1,259,863
USD	40,459	Pays	3-month USD-LIBOR (pays quarterly)	1.86% (pays semi-annually)	7/16/24	930,202	—	930,202
USD	64,000	Pays	3-month USD-LIBOR (pays quarterly)	1.26% (pays semi-annually)	9/6/24	(30,602)	—	(30,602)
USD	53,000	Pays	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	5/17/29	4,221,012	—	4,221,012
USD	14,500	Receives	3-month USD-LIBOR (pays quarterly)	1.69% (pays semi-annually)	2/6/30	(321,362)	—	(321,362)
USD	14,500	Pays	3-month USD-LIBOR (pays quarterly)	1.70% (pays semi-annually)	2/6/30	327,435	—	327,435
USD	40,000	Receives	3-month USD-LIBOR (pays quarterly)	1.78% (pays semi-annually)	10/27/31	(927,193)	—	(927,193)
USD	11,693	Receives	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	9/20/47	(2,254,236)	(103,636)	(2,357,872)
USD	15,500	Pays	3-month USD-LIBOR (pays quarterly)	2.01% (pays semi-annually)	12/15/47	477,062	—	477,062
USD	1,000	Pays	3-month USD-LIBOR (pays quarterly)	2.50% (pays semi-annually)	3/21/48	195,143	117,067	312,210
USD	3,250	Receives	3-month USD-LIBOR (pays quarterly)	2.92% (pays semi-annually)	12/21/48	(942,116)	—	(942,116)
USD	4,570	Receives	3-month USD-LIBOR (pays quarterly)	2.60% (pays semi-annually)	3/27/49	(1,022,158)	35,448	(986,710)
USD	4,500	Receives	3-month USD-LIBOR (pays quarterly)	2.67% (pays semi-annually)	4/8/49	(1,077,924)	—	(1,077,924)
USD	21,875	Receives	3-month USD-LIBOR (pays quarterly)	2.54% (pays semi-annually)	5/17/49	(4,486,232)	—	(4,486,232)
USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	2.34% (pays semi-annually)	6/4/49	(1,177,692)	—	(1,177,692)
USD	6,400	Receives	3-month USD-LIBOR (pays quarterly)	2.03% (pays semi-annually)	8/6/49	(585,944)	—	(585,944)
USD	7,500	Receives	3-month USD-LIBOR (pays quarterly)	1.65% (pays semi-annually)	8/16/49	5,286	—	5,286
USD	4,500	Pays	3-month USD-LIBOR (pays quarterly)	1.96% (pays semi-annually)	10/30/49	335,981	—	335,981
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.55% (pays semi-annually)	6/11/55	(622,327)	—	(622,327)
USD	3,500	Receives	3-month USD-LIBOR (pays quarterly)	2.75% (pays semi-annually)	7/27/55	(773,369)	—	(773,369)
ZAR	187,230	Pays	3-month ZAR JIBAR (pays quarterly)	6.76% (pays quarterly)	1/24/25	55,001	—	55,001
___________________________________________________________________________________________________________
Total	$12,389,809	$48,879	$12,438,688
___________________________________________________________________________________________________________
Interest Rate Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Pays/ Receives Floating Rate	Floating Rate	Annual Fixed Rate	Termination Date	Value/Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
BNP Paribas	MYR	89,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	$166,531
Citibank, N.A.	MYR	56,300	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	104,991
Goldman Sachs International	RUB	820,130	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	139,543
Goldman Sachs International	RUB	851,170	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.67% (pays annually)	11/20/24	144,825
Goldman Sachs International	RUB	950,960	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.64% (pays annually)	11/22/24	143,935
Goldman Sachs International	RUB	1,019,840	Pays	3-month Moscow Prime Offered Rate (pays quarterly)	6.64% (pays annually)	11/25/24	156,428
JPMorgan Chase Bank, N.A.	MYR	106,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.13% (pays quarterly)	10/4/24	198,980
JPMorgan Chase Bank, N.A.	MYR	71,254	Pays	3-month MYR KLIBOR (pays quarterly)	2.95% (pays quarterly)	1/28/25	4,230
Standard Chartered Bank	MYR	72,700	Pays	3-month MYR KLIBOR (pays quarterly)	3.12% (pays quarterly)	10/4/24	129,523
___________________________________________________________________________________________________________
Total	$1,188,986
___________________________________________________________________________________________________________

Centrally Cleared Credit Default Swaps - Buy Protection
Reference Entity	Notional Amount (000's omitted)	Contract Annual Fixed Rate*	Termination Date	Value	Unamortized Upfront Receipts (Payments)	Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
Lebanon	$500	1.00% (pays quarterly)(1)	12/20/20	$253,424	$(137,197)	$116,227
Malaysia	107,070	1.00% (pays quarterly)(1)	12/20/24	(3,054,623)	2,566,670	(487,953)
___________________________________________________________________________________________________________
$(2,801,199)	$2,429,473	$(371,726)
___________________________________________________________________________________________________________
* The contract annual fixed rate represents the fixed rate of interest paid by the Portfolio (as a buyer of protection) on the notional amount of the credit default swap contract.
(1) Upfront payment is exchanged with the counterparty as a result of the standardized trading coupon.
Total Return Swaps
Counterparty	Notional Amount (000's omitted)	Portfolio Receives	Portfolio Pays	Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

Goldman Sachs International	$20,200	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	3/20/20	$(115,131)
Goldman Sachs International	15,200	Return on iBoxx USD Liquid High Yield Index (pays upon termination)	3-month USD-LIBOR (pays quarterly)	3/20/20	(64,223)
Goldman Sachs International	8,070	1-month USD-LIBOR + 0.15% (pays monthly)	Return on S&P 500 Total Return Index (pays monthly)	6/8/20	55,356
Goldman Sachs International	8,101	Return on S&P 500 Regional Bank Index (pays monthly)	1-month USD-LIBOR + 0.29% (pays monthly)	6/8/20	(354,066)
___________________________________________________________________________________________________________
$(478,064)
___________________________________________________________________________________________________________
Cross-Currency Swaps
Counterparty	Portfolio Receives*	Portfolio Pays*	Termination Date	Value/ Unrealized Appreciation (Depreciation)
___________________________________________________________________________________________________________
HSBC Bank USA, N.A.	10.30% on TRY 21,540,000 (pays annually) plus USD 3,614,093	3-month USD-LIBOR on USD 3,614,093 (pays quarterly) plus TRY 21,540,000	1/31/25	$12,073
___________________________________________________________________________________________________________
$12,073
___________________________________________________________________________________________________________

* The Portfolio pays interest on the currency received and receives interest on the currency delivered. At the termination date, the notional amount of the currency received will be exchanged for the notional amount of the currency delivered.

Abbreviations:
BADLAR	-	Buenos Aires Deposits of Large Amount Rate
COF	-	Cost of Funds 11th District
EURIBOR	-	Euro Interbank Offered Rate
GDP	-	Gross Domestic Product
LIBOR	-	London Interbank Offered Rate
Currency Abbreviations:
AUD	-	Australian Dollar
BRL	-	Brazilian Real
CAD	-	Canadian Dollar
CLP	-	Chilean Peso
CNY	-	Yuan Renminbi
COP	-	Colombian Peso
CZK	-	Czech Koruna
EGP	-	Egyptian Pound
EUR	-	Euro
GBP	-	British Pound Sterling
IDR	-	Indonesian Rupiah
INR	-	Indian Rupee
ISK	-	Icelandic Krona
JPY	-	Japanese Yen
KRW	-	South Korean Won
LKR	-	Sri Lankan Rupee
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
OMR	-	Omani Rial
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PKR	-	Pakistani Rupee
PLN	-	Polish Zloty
RSD	-	Serbian Dinar
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	New Turkish Lira
UAH	-	Ukrainian Hryvnia
USD	-	United States Dollar
ZAR	-	South African Rand

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

Basis for Consolidation

The Portfolio seeks to gain exposure to the commodity markets, in whole or in part, through investments in Eaton Vance GOP Commodity Subsidiary, Ltd. (the Subsidiary), a wholly-owned subsidiary of the Portfolio organized under the laws of the Cayman Islands with the same objective and investment policies and restrictions as the Portfolio. The net assets of the Subsidiary at January 31, 2020 were $1,950,092 or 0.1% of the Portfolio’s consolidated net assets. The Consolidated Portfolio of Investments includes positions of the Portfolio and the Subsidiary.

At January 31, 2020, the Portfolio had sufficient cash and/or securities to cover commitments under open derivative contracts.

In the normal course of pursuing its investment objective, the Portfolio is subject to the following risks:

Commodity Risk: During the fiscal year ended January 31, 2020, the Portfolio invested in commodities-linked derivative instruments, including commodity futures contracts, that provide exposure to the investment returns of certain commodities. Commodities-linked derivative instruments are used to enhance total return and/or as a substitute for the purchase or sale of commodities and to manage certain investment risks.

Credit Risk: The Portfolio enters into credit default swap contracts to manage certain investment risks and/or to enhance total return or as a substitute for the purchase or sale of securities.

Equity Price Risk: The Portfolio enters into equity index options and total return swaps to enhance total return and/or to manage certain investment risks.

Foreign Exchange Risk: The Portfolio engages in forward foreign currency exchange contracts, currency options and cross-currency swaps to enhance total return, to seek to hedge against fluctuations in currency exchange rates and/or as a substitute for the purchase or sale of securities or currencies.

Interest Rate Risk: The Portfolio utilizes various interest rate derivatives including interest rate futures contracts, interest rate swaps and swaptions, inflation swaps, cross-currency swaps, total return swaps, options contracts and forward volatility agreements to enhance total return, to seek to hedge against fluctuations in interest rates and/or to change the effective duration of its portfolio.

Restricted Securities

At January 31, 2020, the Portfolio owned the following securities (representing 2.0% of net assets) which were restricted as to public resale and not registered under the Securities Act of 1933 (excluding Rule 144A securities). The Portfolio has various registration rights (exercisable under a variety of circumstances) with respect to these securities. The value of these securities is determined based on valuations provided by brokers when available, or if not available, they are valued at fair value using methods determined in good faith by or at the direction of the Trustees.

	Date of
Description	Acquisition	Shares	Cost	Value
Other
Altair V Reinsurance	12/22/16	1,932	$1,931,845	$19,318
Altair VI Reinsurance	12/29/17	1,000	2,670,333	212,500
Blue Lotus Re, Ltd.	12/20/17	6,000	6,000,000	6,586,200
Mt. Logan Re, Ltd., Series 13, Participating Units	1/2/18	10,000	7,231,214	7,575,793
Mt. Logan Re, Ltd., Special Investment Series 13, 12/18	1/22/19	2,000	1,446,242	792,873
Mt. Logan Re, Ltd., Special Investment Series 13, 12/19	1/17/20	1,829	1,322,544	1,829,000
Sussex Capital, Ltd., Designated Investment Series 5, 5/19	5/31/19	249	212,150	179,516
Sussex Capital, Ltd., Designated Investment Series 5, 12/19	1/17/20	791	673,953	744,524
Sussex Capital, Ltd., Series 5 Preference Shares	12/17/18	6,000	5,113,897	5,471,408
Sussex Re, Ltd., Series 2020-A	1/21/20	4,082	3,728,940	4,081,939
Versutus Re, Ltd.	12/17/18	4,000	271,060	327,148
Total Restricted Securities			$30,602,178	$27,820,219

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

At January 31, 2020, the value of the Portfolio’s investment in affiliated funds was $36,261,279, which represents 2.6% of the Portfolio’s net assets. Transactions in affiliated funds by the Portfolio for the fiscal year to date ended January 31, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$132,568,586	$134,164,773	$(230,473,868)	$8,970	$(7,182)	$36,261,279	$375,984	36,257,653

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2020, the hierarchy of inputs used in valuing the Portfolio's investments and open derivative instruments, which are carried at value, were as follows:

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

	Asset Description	Level 1	Level 2	Level 3	Total
________________________________________________________________________________________________________
	Collateralized Mortgage Obligations	$—	$331,432,688	$—	$331,432,688
	Mortgage Pass-Throughs	—	5,594,254	—	5,594,254
	Commercial Mortgage-Backed Securities	—	21,807,864	—	21,807,864
	Asset-Backed Securities	—	205,511,209	—	205,511,209
	U.S. Government Guaranteed Small Business Administration Loans	—	53,319,470	—	53,319,470
	Sovereign Loans	—	1,161,832	—	1,161,832
	Foreign Government Bonds	—	373,563,190	—	373,563,190
	Foreign Corporate Bonds	—	70,421,226	—	70,421,226
	Corporate Bonds & Notes	—	517,500	—	517,500
	Common Stocks	—	4,348,160*	—	4,348,160
	Closed-End Funds	21,066,137	—	—	21,066,137
	Exchange-Traded Funds	35,274,590	—	—	35,274,590
	Other	—	—	38,632,375	38,632,375
	U.S. Treasury Obligations	—	40,036,602	—	40,036,602
Short-Term Investments	—
	Foreign Government Securities	—	66,954,434	—	66,954,434
	U.S. Treasury Obligations	—	8,494,964	—	8,494,964
	Other	—	36,261,279	—	36,261,279
	Purchased Currency Options	—	113,259	—	113,259
	Purchased Interest Rate Swaptions	—	13,545,477	—	13,545,477
	Purchased Call Options	—	2,719,792	—	2,719,792
	Purchased Put Options	17,500	—	—	17,500
________________________________________________________________________________________________________
	Total Investments	$56,358,227	$1,235,803,200	$38,632,375	$1,330,793,802
________________________________________________________________________________________________________
	Forward Foreign Currency Exchange Contracts	$—	$9,653,911	$—	$9,653,911
	Forward Volatility Agreements	—	450,992	—	450,992
	Futures Contracts	416,812	—	—	416,812
	Swap Contracts	—	45,556,925	—	45,556,925
________________________________________________________________________________________________________
	Total	$56,775,039	$1,291,465,028	$38,632,375	$1,386,872,442
________________________________________________________________________________________________________

Liability Description
________________________________________________________________________________________________________
	Securities Sold Short	$—	$(5,721,765)	$—	$(5,721,765)
	Written Put Options	(17,500)	—	—	(17,500)
	Forward Foreign Currency Exchange Contracts	—	(9,001,421)	—	(9,001,421)
	Futures Contracts	(257,797)	—	—	(257,797)
	Swap Contracts	—	(36,029,822)	—	(36,029,822)
________________________________________________________________________________________________________
	Total	$(275,297)	$(50,753,008)	$—	$(51,028,305)
________________________________________________________________________________________________________
	*

Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Global Opportunities Portfolio

January 31, 2020

Consolidated Portfolio of Investments (Unaudited)  — continued

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Senior Floating – Rate Loans	Investments in Other	Total
Balance as of October 31, 2019	$1,561,925	$40,437,548	$41,999,473
Realized gains (losses)	(28,391)	-	(28,391)
Change in net unrealized appreciation (depreciation)	24,124	(1,623,751)	(1,599,627)
Cost of purchases	-	15,837,587	15,837,587
Proceeds from sales, including return of capital	(1,557,658)	(16,019,009)	(17,576,667)
Accrued discount (premium)	-	-	-
Transfers to Level 3	-	-	-
Transfers from Level 3	-	-	-
Balance as of January 31, 2020	$-	$38,632,375	$38,632,375

Change in net unrealized appreciation (depreciation) on investments still held as of January 31, 2020	$-	$408,933	$408,933

The Portfolio's investments in Level 3 securities were primarily valued on the basis of broker quotations.

Securities Sold Short — A short sale is a transaction in which the Portfolio sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Portfolio must borrow the security to make delivery to the buyer with an obligation to replace such borrowed security at a later date. Until the security is replaced, the Portfolio is required to repay the lender any dividends or interest, which accrue during the period of the loan. The proceeds received from a short sale are recorded as a liability and the Portfolio records an unrealized gain or loss to the extent of the difference between the proceeds received and the value of the open short position on the day of determination. A gain, limited to the price at which the Portfolio sold the security short, or a loss, potentially unlimited as there is no upward limit on the price of a security, is recorded when the short position is terminated. Interest and dividends payable on securities sold short are recorded as an expense.

For additional information on the Portfolio's policy regarding the valuation of investments and other significant accounting policies, please refer to the Portfolio's most recent financial statements included in its semiannual or annual report to shareholders.